Fellow Shareholders:

                                                              November 12, 2001

The Year In Review:

     By all measures, the year ended October 31, 2001, has been a difficult one. The long boom in the equities market came to a halt during these twelve months and the economy showed signs of trouble that had not been seen in nearly a decade. These facts were in turn dwarfed in importance by the events of September 11.

     Normally, a year-in-review letter assesses the performance of the funds and offers some thoughts about what the future holds. However, it has not been a normal year. The attacks of September 11 have altered some of our basic assumptions about American life, and the economic consequences have been significant.

     In the short-term, the attacks had a devastating effect, first on the families of those who were killed and then on the national psyche. That in turn has had negative effects on consumer confidence, consumer spending, and from there, on the entire economy. For the quarter ended October 31, 2001, the U.S. Gross Domestic Product (GDP) declined 1.1%, the first quarter the economy had contracted in almost ten years--unemployment reached a high of 5.4%; retail sales slumped; new home sales were flat; and manufacturing activity slowed substantially. Judging from all major economic data, the events of September 11 helped push the economy into a recession.

     While the attacks dealt a sharp blow to consumer spending, to the travel industry, and to manufacturing activity, they also led to a vigorous governmental response. Partisan bickering in Washington gave way to a renewed sense of national purpose to confront the dangers of terrorism at home and instability abroad. New spending measures to stimulate the economy will eliminate the federal surplus, which had been a severe drag on economic growth. And the Federal Reserve Open Market Committee acted aggressively to cut interest rates multiple times--ten times between January and November 2001--bringing the Fed Funds rate down from 6.5% to an astonishingly low level of 2.0%.

     In addition, however shocking the terrorist attacks were, they should not obscure the fact that the economy was already meandering toward recession before September 11. For the first three quarters of the year ended October 31, 2001, growth was anemic and declined each quarter. Before September 11, GDP had barely attained 1.0% growth over the course of the year. Unemployment was slowly creeping up; consumer confidence was slowly creeping down; and all signs pointed toward an end to the incredible period of economic prosperity that had begun in the early 1990s.

     As worrisome as that was, it did represent a natural part of the economic cycle. During the first two quarters of 2001, business inventories declined. However, after a marvelous period of growth, consumer spending was stalling, as was corporate spending, particularly on new technology. As a result, inflation stayed minimal, but inventories were growing in anticipation of spending that did not materialize. The inventory build-up, while economically painful for many companies, signaled that a much-needed correction was occurring, one that seemed to be coming to an end in the third quarter of 2001.

     The financial markets reflected the conditions in the overall economy. For the year ended October 31, 2001, the Dow Jones Industrial Average (DJIA) declined over 17%, from 10971 on October 31, 2000 to 9075 on October 31, 2001. The technology-laden Nasdaq Composite Index shed even more of its value, decreasing from 3370 to 1690 over the course of the year, a decline of 50%. The S&P 500 return was -24.91% for the year ended October 31, 2001. The performance of the equities markets directly mirrored the economic stagnation. Corporate profits were off precipitously in year-over-year figures in more major sectors.

     For the first three quarters of the fiscal year the DJIA, the Nasdaq Composite and the S&P 500 all finished lower. During the summer, the markets staged a brief rally and then declined again. As of September 11, the DJIA was down 8.2% from the quarter ended June 30, and the Nasdaq Composite was down 21.5% for the same period. The September 11 events closed the markets for four days, and when trading resumed on September 17, Wall Street had one of its worst weeks ever.

     It is a truism that markets recover ahead of the economy. Though it will take some time before the shock of September 11 is fully absorbed, many signs indicate that the economy is poised to rebound, and the markets reflect that. The Fund's fiscal year ended on an up note with a positive October 2001.

--------------------------------------------------------------------------------

Even though the economic news was grim and corporations continue to issue profit warnings, the markets performed well. The DJIA was up 2.7%, while the Nasdaq Composite was up 12.8%. The first weeks of November showed even more robust gains.

PORTFOLIO MATTERS

ALGER LARGECAP GROWTH PORTFOLIO

     The Alger LargeCap Growth Portfolio declined 28.06% during the 12 months ended October 31, 2001, while the S&P 500 fell 24.91%. Few sectors of the U.S. economy and the stock market were spared from the broad downturn this year. Not surprisingly then, nearly all economic sectors represented in the Portfolio declined in value for the year. The sole exception was health care. As of October 31, 2001, pharmaceuticals represented 9.6% of the portfolio, making them the largest industry holding. Health care providers and services represented 5.9% of the portfolio. Information technology stocks suffered the most of all holdings, followed by financials and consumer discretionary stocks. During the year, holdings in Internet software and services, semiconductors, and food and drug retailers were reduced. Selective investments in pharmaceuticals and energy equipment and services were among new holdings added to the portfolio.

ALGER SMALL CAPITALIZATION PORTFOLIO

     The Alger Small Capitalization Portfolio fell 46.95% during the year ended October 31, 2001, while the Russell 2000 Growth Index declined 31.51%. Like mid-cap stocks, small-cap stocks had shown signs of outperforming their large-cap brethren earlier in the year, but couldn't overcome the burden of a slowing economy and a weakening stock market. Consumer staples were the best performing holdings in the Alger Small Capitalization Portfolio, losing only
 .08% as a group. Information technology holdings lagged all other sectors, and were reduced significantly--particularly producers of communications equipment and electronic equipment and instruments. With an eye to the consumer, America's economic engine, positions were added in household durables and specialty retailers, as well as more defensive consumer staples.

ALGER MIDCAP GROWTH PORTFOLIO

     For the year ended October 31, 2001, the Alger MidCap Growth Portfolio lost 22.37%. The portfolio's benchmark index, the S&P MidCap 400, declined 12.45%. Early in the year, mid-cap stocks, along with small-cap stocks, were bright spots in the market. But eventually the broad economic and market downturn caught up with the mid-cap sector. Within the Alger MidCap Growth Portfolio, health care stocks were by far the best performers, gaining 2.99% for the year as a group. Industrials also delivered positive returns for the year, but not enough to overcome the impact of significant declines in information technology stocks, as well as consumer discretionary, energy, and financial stocks. Over the course of the year positions in makers of electronic equipment and semiconductor equipment were trimmed, while positions in specialty retailers, biotechnology, pharmaceuticals, and software were bolstered.

ALGER BALANCED PORTFOLIO

     For the year ended October 31, 2001, the Alger Balanced Portfolio declined 11.96%, compared with a loss of 24.91% in the S&P 500 and a gain of 15.32% in the Lehman Brothers Government/Corporate Bond Index. Fixed-income holdings, including U.S. government bonds and corporate bonds, helped offset some of the losses in the equity holdings. As of October 31, 2001, government securities and corporate bonds represented 47.7% of the portfolio. The equity portion of the portfolio declined in value as a result of losses in information technology stocks, financials, energy stocks, and several other sectors. Health care was the only equity sector in the portfolio to show gains. Equity holdings in health care providers and services, and pharmaceuticals were added to the portfolio during the year, while holdings in Internet software and services, and semiconductors were reduced.

ALGER CAPITAL APPRECIATION PORTFOLIO

     For the year ended October 31, 2001, the Alger Capital Appreciation Portfolio lost 37.15%. The S&P 500, the portfolio's benchmark, declined 24.91%. Economic uncertainty, exacerbated by the events of September 11, weighed heavily on large-company stocks. The portfolio's positions in financials and information technology declined most in value during the year. Energy stocks, industrials, and telecommu-

--------------------------------------------------------------------------------

nications services were among the top performers in the portfolio, though all three still lost value for the year. Among the major changes in the portfolio's holdings during the year-information technology stocks were sold across the board, while positions were added in health care, aerospace and defense, and commercial services.

LOOKING AHEAD

     We believe that the coming months will continue to see profit warnings and negative economic growth. It is highly likely that the GDP will decline again in the 4th quarter of 2001, which will mean two consecutive quarters of decline and hence technically a recession. However, there is little reason to believe that this recession will be anything more than a necessary economic correction to the excess inventories and wasteful government budget surpluses that helped cause the downturn in the first place. Inflation remains extraordinarily low, and interest rates have been dramatically cut, both of which are further signs of a propitious business climate. The federal government is tackling the challenge of terrorism and consumers are adjusting to the tragedy of September 11. As a result, we expect that spending will grow steadily.

     Furthermore, the markets have already integrated the profit warnings and the economic downturn. The stock market has gone from being overvalued to more reasonable levels, and equities are already beginning to rebound in anticipation of renewed economic activity in 2002. We fully expect that 2002 will see robust performance in the stock market, perhaps not at the levels of 1999 and early 2000, but still yielding substantial gains. We at Fred Alger Management remain committed to identifying strong companies capable of significant growth in the coming years. By identifying strong management teams, growth markets, and companies that either lead their industries or are poised to assume industry leadership, we will continue to offer investors the chance at maximum returns.

     Respectfully submitted,

     /s/ Dan C. Chung

     Dan C. Chung
     Chief Investment Officer

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

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

     Alger LargeCap Growth Portfolio:
                              Portfolio Highlights .....................  7
                              Schedule of Investments ..................  8
                              Financial Highlights ..................... 10
     Alger Small Capitalization Portfolio:
                              Portfolio Highlights ..................... 13
                              Schedule of Investments .................. 14
                              Financial Highlights ..................... 16
     Alger Balanced Portfolio:
                              Portfolio Highlights ..................... 19
                              Schedule of Investments .................. 20
                              Financial Highlights ..................... 24
     Alger MidCap Growth Portfolio:
                              Portfolio Highlights ..................... 27
                              Schedule of Investments .................. 28
                              Financial Highlights ..................... 30
     Alger Capital Appreciation Portfolio:
                              Portfolio Highlights ..................... 33
                              Schedule of Investments .................. 34
                              Financial Highlights ..................... 36
     Alger Money Market Portfolio:
                              Schedule of Investments .................. 38
                              Financial Highlights ..................... 39
     Statements of Assets and Liabilities .............................. 40
     Statements of Operations .......................................... 41
     Statements of Changes in Net Assets ............................... 42
     Notes to Financial Statements ..................................... 44

                      [This page intentionally left blank]

                                                                             -7-
--------------------------------------------------------------------------------
  ALGER LARGECAP GROWTH PORTFOLIO PORTFOLIO HIGHLIGHTS THROUGH OCTOBER 31, 2001 (UNAUDITED)

  PRIOR TO SEPTEMBER 29, 2000, ALGER LARGECAP GROWTH PORTFOLIO WAS
  ALGER GROWTH PORTFOLIO.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  HYPOTHETICAL $10,000 INVESTMENT IN CLASS B SHARES - 10 YEARS ENDED 10/31/01
--------------------------------------------------------------------------------

        [The table below represents a line chart in the printed piece.]

                                     Large Cap       S&P 500
                                     ---------       -------
                     11/1/91           10000          10000
                     10/31/92          10966          10998
                     10/31/93          14165          12640
                     10/31/94          14743          13129
                     10/31/95          20312          16601
                     10/31/96          21954          20601
                     10/31/97          27476          27218
                     10/31/98          33360          33202
                     10/31/99          46825          41724
                     10/31/00          50825          44268
                     10/31/01          36703          33243

                                    ENDING VALUE      ENDING VALUE
                                    ALGER LARGECAP    S&P 500 INDEX:
                                    GROWTH B:         $33,243
                                    $36,703

The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger LargeCap Growth Class B shares and the S&P 500 Index for the ten years ended October 31, 2001. Figures for both the Alger LargeCap Growth Class B shares and the S&P 500 Index, an unmanaged index of common stocks, include reinvestment of dividends. Performance for the Alger LargeCap Growth Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

----------------------------------------------------------------------
  PERFORMANCE COMPARISON AS OF 10/31/01+

                                                  AVERAGE ANNUAL TOTAL RETURNS
                                       1          5         10           SINCE
                                     YEAR       YEARS      YEARS       INCEPTION
--------------------------------------------------------------------------------

  CLASS A (INCEPTION 1/1/97)       (30.88%)     *          *              9.75%
  S&P 500 Index                    (24.91%)     *          *              9.20%
--------------------------------------------------------------------------------
  CLASS B (INCEPTION 11/11/86)     (31.38%)      9.84%     13.89%        13.67%
  S&P 500 Index                    (24.91%)     10.04%     12.76%        13.05%
--------------------------------------------------------------------------------
  CLASS C (INCEPTION 8/1/97)       (29.38%)     *          *              5.01%
  S&P 500 Index                    (24.91%)     *          *              3.88%
--------------------------------------------------------------------------------

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

+ RETURNS REFLECT MAXIMUM INITIAL SALES CHARGES ON CLASS A AND CLASS C SHARES AND APPLICABLE CONTINGENT DEFERRED SALES CHARGES ON CLASS B AND CLASS C SHARES.

                                                                             -8-
THE ALGER FUND
ALGER LARGECAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2001


Common Stocks--91.3%                                      Shares         Value
                                                          -------      ---------
AEROSPACE & DEFENSE--2.8%
General Dynamics Corporation .........................    172,600    $14,084,160
United Technologies Corporation ......................    185,550      9,999,290
                                                                     -----------
                                                                      24,083,450
                                                                     -----------
BANKS--.8%
Washington Mutual, Inc. ..............................    220,600      6,659,914
                                                                     -----------

BEVERAGES--2.0%
PepsiCo, Inc. ........................................    349,950     17,046,065
                                                                     -----------

BIOTECHNOLOGY--2.7%
Amgen Inc.* ..........................................    333,400     18,943,788
Immunex Corporation* .................................    165,050      3,943,044
                                                                     -----------
                                                                      22,886,832
                                                                     -----------
COMMERCIAL SERVICES &
   SUPPLIES--7.1%
eBay Inc.*+ ..........................................    569,900     29,908,352
First Data Corporation ...............................    458,100     30,953,817
                                                                     -----------
                                                                      60,862,169
                                                                     -----------
COMMUNICATION
   EQUIPMENT--3.0%
Nokia Corporation, ADR ...............................  1,188,900     24,384,339
QUALCOMM Inc.* .......................................     36,400      1,787,968
                                                                     -----------
                                                                      26,172,307
                                                                     -----------
COMPUTERS &
   PERIPHERALS--3.9%
Dell Computer Corporation* ...........................    733,900     17,598,922
Sun Microsystems, Inc.* ..............................  1,597,900     16,218,685
                                                                     -----------
                                                                      33,817,607
                                                                     -----------
DIVERSIFIED FINANCIALS--8.5%
Citigroup Inc. .......................................    719,633     32,757,694
Federal Home Loan
   Mortgage Corporation ..............................    195,500     13,258,810
Lehman Brothers Holdings Inc. ........................     83,900      5,240,394
Merrill Lynch & Co., Inc. ............................    497,850     21,761,023
                                                                     -----------
                                                                      73,017,921
                                                                     -----------
ELECTRONIC EQUIPMENT &
   INSTRUMENTS--.2%
Sanmina Corporation* .................................    109,100      1,651,774
                                                                     -----------

ENERGY EQUIPMENT &
   SERVICES--2.9%
BJ Services Company* .................................    303,500      7,766,565
Halliburton Company ..................................    147,800      3,649,182
Nabors Industries, Inc.* .............................    127,500      3,919,350
Transocean Sedco Forex Inc. ..........................    329,400      9,931,410
                                                                     -----------
                                                                      25,266,507
                                                                     -----------
HEALTHCARE EQUIPMENT &
   SUPPLIES--4.4%
Baxter International Inc. ............................    593,200    $28,693,084
Medtronic, Inc. ......................................    225,900      9,103,770
                                                                     -----------
                                                                      37,796,854
                                                                     -----------

HEALTHCARE PROVIDERS &
   SERVICES--5.9%
Cardinal Health, Inc. ................................    391,050     26,243,365
Tenet Healthcare Corporation* ........................    425,900     24,497,768
                                                                     -----------
                                                                      50,741,133
                                                                     -----------
INDUSTRIAL
   CONGLOMERATES--6.8%
General Electric Company .............................    585,390     21,314,050
Tyco International Ltd. ..............................    763,800     37,533,132
                                                                     -----------
                                                                      58,847,182
                                                                     -----------
Insurance--5.5%
American International Group, Inc. ...................    438,000     34,426,800
Marsh & McLennan Companies, Inc. .....................    130,700     12,645,225
                                                                     -----------
                                                                      47,072,025
                                                                     -----------
MEDIA--4.6%
AOL Time Warner Inc.* ................................    629,525     19,647,475
Comcast Corp., Cl. A Special* ........................    284,200     10,185,728
Viacom Inc. Cl. B* ...................................    258,350      9,432,359
                                                                     -----------
                                                                      39,265,562
                                                                     -----------
MULTILINE RETAIL--4.6%
Target Corporation ...................................    194,200      6,049,330
Wal-Mart Stores, Inc. ................................    649,150     33,366,310
                                                                     -----------
                                                                      39,415,640
                                                                     -----------
OIL & GAS--3.0%
ChevronTexaco Corporation ............................    126,049     11,161,639
Exxon Mobil Corporation ..............................    376,800     14,864,760
                                                                     -----------
                                                                      26,026,399
                                                                     -----------
PHARMACEUTICALS--9.6%
Abbott Laboratories ..................................    325,300     17,234,394
American Home Products Corporation ...................    509,964     28,471,290
Forest Laboratories, Inc.* ...........................    113,400      8,434,692
Merck & Co., Inc. ....................................    182,350     11,635,753
Pfizer Inc. ..........................................    414,875     17,383,263
                                                                     -----------
                                                                      83,159,392
                                                                     -----------
SEMICONDUCTOR EQUIPMENT
   & PRODUCTS--.5%
Intel Corporation ....................................    189,200      4,620,264
                                                                     -----------

                                                                             -9-
THE ALGER FUND
ALGER LARGECAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2001

Common Stocks--(cont.)                                    Shares         Value
                                                          -------      ---------
SOFTWARE--4.6%
Intuit Inc.* .........................................    211,600    $ 8,510,552
Microsoft Corporation* ...............................    538,700     31,325,405
                                                                     -----------
                                                                      39,835,957
                                                                     -----------
SPECIALTY RETAIL--4.4%
Best Buy Co., Inc.* ..................................    174,500      9,580,050
Home Depot, Inc. .....................................    746,800     28,550,164
                                                                     -----------
                                                                      38,130,214
                                                                     -----------
TOBACCO--3.5%
Philip Morris Companies Inc. .........................    643,200     30,101,760
                                                                     -----------


Total Common Stocks
  (Cost $830,152,610) ................................               786,476,928
                                                                     -----------

                                                        Principal
Short-Term Investments--8.5%                              Amount          Value
                                                          -------      ---------
U.S. GOVERNMENT & AGENCY
   OBLIGATIONS--6.7%
Federal Home Loan Banks,
   2.46%, 11/1/01
   (Cost $57,600,000) ..............................  $57,600,000   $ 57,600,000
                                                                    ------------

OTHER SHORT-TERM
  INVESTMENTS--1.8%                                       Shares
                                                          -------
Securities Lending Quality Trust
  (Cost $15,490,585)(b) ............................   15,490,585     15,490,585
                                                                    ------------

Total Short-Term Investments
  (Cost $73,090,585) ...............................                  73,090,585
                                                                     -----------

Total Investments
    (Cost $903,243,195)(a) .........................         99.8%   859,567,513
Other Assets in Excess of Liabilities ..............           .2      1,757,122
                                                            -----   ------------
Net Assets .........................................        100.0%  $861,324,635
                                                            =====   ============

*    Non-income producing security.

+    Securities partially or fully on loan.

(a) At October 31, 2001, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $922,114,815, amounted to $62,547,302 which consisted of aggregate gross unrealized appreciation of $48,461,270 and aggregate gross unrealized depreciation of $111,008,572.

(b)  Represents investment of cash collateral received for securities on loan.

                       See Notes to Financial Statements.

THE ALGER FUND
ALGER LARGECAP GROWTH PORTFOLIO (i)
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

                                                                                Class A (ii)
                                              -----------------------------------------------------------------------   --------

                                                                       Year Ended October 31,              Ten Months
                                              -----------------------------------------------------          Ended
                                                                                                           October 31,
                                                2001           2000           1999           1998           1997(iv)      2001
                                              --------       --------       --------       --------        --------     --------
Net asset value, beginning of period ......   $  14.09       $  15.47       $  12.19       $  11.58        $   9.40     $  13.58
                                              --------       --------       --------       --------        --------     --------

Net investment income (loss) ..............       (.04)(v)       (.05)(v)       (.07)(v)       (.03)(v)        (.02)        (.12)(v)

Net realized and unrealized gain (loss)
  on investments ..........................      (3.64)          1.33           4.64           2.13            2.20        (3.50)
                                              --------       --------       --------       --------        --------     --------

Total from investment operations ..........      (3.68)          1.28           4.57           2.10            2.18        (3.62)

Distributions from net realized gains .....       (.94)         (2.66)         (1.29)         (1.49)             --         (.94)
                                              --------       --------       --------       --------        --------     --------

Net asset value, end of period ............   $   9.47       $  14.09       $  15.47       $  12.19        $  11.58     $   9.02
                                              ========       ========       ========       ========        ========     ========

Total Return (vi) .........................      (27.4%)          8.0%          40.4%          21.4%           23.2%       (28.1%)
                                              ========       ========       ========       ========        ========     ========

Ratios and Supplemental Data:

  Net assets, end of period
    (000's omitted) .......................   $230,637       $324,130       $228,896       $121,930        $ 52,307     $581,770
                                              ========       ========       ========       ========        ========     ========

  Ratio of expenses to average
    net assets ............................       1.26%          1.20%          1.21%          1.25%           1.30%        2.01%
                                              ========       ========       ========       ========        ========     ========

  Ratio of net investment income (loss)
    to average net assets .................       (.35%)         (.32%)         (.50%)         (.23%)          (.39%)      (1.09%)
                                              ========       ========       ========       ========        ========     ========

  Portfolio Turnover Rate .................      91.40%         96.13%        205.94%        146.64%         128.26%       91.40%
                                              ========       ========       ========       ========        ========     ========

(i) Prior to September 29, 2000 the Alger LargeCap Growth Portfolio was the Alger Growth Portfolio.
(ii) Initially offered January 1, 1997.
(iii) Initially offered August 1, 1997.
(iv) Ratios have been annualized; total return has not been annualized.
(v)  Amount was computed based on average shares outstanding during the period.
(vi) Does not reflect the effect of any sales charges.

                       See Notes to Financial Statements.

                        Class B                                                     Class C (iii)
-----------------------------------------------------     -------------------------------------------------------------------------

                 Year Ended October 31,                                   Year Ended October 31,                    Three Months
-----------------------------------------------------     -----------------------------------------------------        Ended
                                                                                                                    October 31,
  2000           1999           1998           1997         2001           2000           1999           1998         1997(iv)
--------       --------       --------       --------     --------       --------       --------       --------       --------
$  15.09       $  12.00       $  11.50       $   9.49     $  13.57       $  15.08       $  12.00       $  11.50       $  11.98
--------       --------       --------       --------     --------       --------       --------       --------       --------

    (.16)(v)       (.18)(v)       (.11)(v)       (.13)        (.12)(v)       (.16)(v)       (.18)(v)       (.11)(v)       (.02)


    1.31           4.56           2.10           2.44        (3.49)          1.31           4.55           2.10           (.46)
--------       --------       --------       --------     --------       --------       --------       --------       --------

    1.15           4.38           1.99           2.31        (3.61)          1.15           4.37           1.99           (.48)

   (2.66)         (1.29)         (1.49)          (.30)        (.94)         (2.66)         (1.29)         (1.49)            --
--------       --------       --------       --------     --------       --------       --------       --------       --------

$  13.58       $  15.09       $  12.00       $  11.50     $   9.02       $  13.57       $  15.08       $  12.00       $  11.50
========       ========       ========       ========     ========       ========       ========       ========       ========

     7.2%          39.3%          20.5%          24.9%       (28.0%)          7.2%          39.2%          20.5%          (4.0%)
========       ========       ========       ========     ========       ========       ========       ========       ========




$902,091       $770,311       $390,885       $304,984     $ 48,918       $ 65,893       $ 31,500       $  3,312       $    199
========       ========       ========       ========     ========       ========       ========       ========       ========


    1.96%          1.96%          2.00%          2.08%        2.01%          1.95%          1.97%          2.00%          2.02%
========       ========       ========       ========     ========       ========       ========       ========       ========


   (1.07%)        (1.26%)         (.98%)        (1.13%)      (1.10%)        (1.08%)        (1.30%)         (.97%)        (1.43%)
========       ========       ========       ========     ========       ========       ========       ========       ========

   96.13%        205.94%        146.64%        128.26%       91.40%         96.13%        205.94%        146.64%        128.26%
========       ========       ========       ========     ========       ========       ========       ========       ========

                      [This page intentionally left blank]

--------------------------------------------------------------------------------
   ALGER SMALL CAPITALIZATION PORTFOLIO PORTFOLIO HIGHLIGHTS THROUGH
   OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   HYPOTHETICAL $10,000 INVESTMENT IN CLASS B SHARES - 10 YEARS ENDED 10/31/01
--------------------------------------------------------------------------------

        [The table below represents a line chart in the printed piece.]

                                    Small Cap B   Russell 2000
                                    -----------   ------------
                     11/1/91           10000          10000
                     10/31/92          10343           9964
                     10/31/93          13010          12721
                     10/31/94          12873          12606
                     10/31/95          18314          15197
                     10/31/96          19411          17222
                     10/31/97          21905          20869
                     10/31/98          19527          17561
                     10/31/99          25908          22704
                     10/31/00          26010          26373
                     10/31/01          13897          18083

                                       ENDING VALUE   ENDING VALUE
                                       RUSSELL 2000   ALGER SMALL
                                       GROWTH INDEX:  CAPITALIZATION B:
                                       $18,063        $13,897


The chart above illustrates the growth in value of a hypothetical $10,000 investment made in the Alger Small Capitalization Class B shares and the Russell 2000 Growth Index for the ten years ended October 31, 2001. Figures for both the Alger Small Capitalization Class B shares and the Russell 2000 Growth Index, an unmanaged index of common stocks, include reinvestment of dividends. Performance for the Alger Small Capitalization Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

--------------------------------------------------------------------------------
PERFORMANCE COMPARISON AS OF 10/31/01+
                                                  AVERAGE ANNUAL TOTAL RETURNS
                                     1            5           10         SINCE
                                   YEAR         YEARS        YEARS     INCEPTION
--------------------------------------------------------------------------------
CLASS A (INCEPTION 1/1/97)       (49.11%)       *            *          (7.69%)
Russell 2000 Growth Index        (31.51%)       *            *           0.02%
--------------------------------------------------------------------------------
CLASS B (INCEPTION 11/11/86)     (48.92%)      (7.16%)       3.35%       9.22%
Russell 2000 Growth Index        (31.51%)       0.96%        6.09%       6.88%
--------------------------------------------------------------------------------
CLASS C (INCEPTION 8/1/97)       (47.93%)       *            *         (11.13%)
Russell 2000 Growth Index        (31.51%)       *            *          (2.32%)
--------------------------------------------------------------------------------

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

+ RETURNS REFLECT MAXIMUM INITIAL SALES CHARGES ON CLASS A AND CLASS C SHARES AND APPLICABLE CONTINGENT DEFERRED SALES CHARGES ON CLASS B AND CLASS C SHARES.

THE ALGER FUND
ALGER SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2001


Common Stocks--91.2%                                      Shares         Value
                                                          -------      ---------

AEROSPACE & DEFENSE--1.1%
EDO Corporation ......................................     16,800    $   452,760
Mercury Computer Systems, Inc.* ......................     36,900      1,740,204
                                                                     -----------
                                                                       2,192,964
                                                                     -----------
BANKS--4.1%
Boston Private Financial Holdings, Inc. ..............     51,700      1,050,027
IndyMac Bancorp, Inc.* ...............................    105,600      2,711,808
Investors Financial Services Corp. ...................     28,800      1,523,520
UCBH Holdings, Inc. ..................................    100,800      2,923,200
                                                                     -----------
                                                                       8,208,555
                                                                     -----------
BEVERAGES--1.5%
Constellation Brands, Inc.* ..........................     71,050      2,915,891
                                                                     -----------

BIOTECHNOLOGY--7.9%
Charles River Laboratories International, Inc.* ......    171,600      5,765,760
CV Therapeutics, Inc.* ...............................     40,900      1,613,096
Enzon, Inc.* .........................................     22,750      1,407,088
InterMune Inc.* ......................................     22,000        960,740
NPS Pharmaceuticals, Inc.* ...........................     61,600      2,225,608
OSI Pharmaceuticals, Inc.* ...........................     52,950      2,418,756
Scios Inc.* ..........................................     56,150      1,297,065
                                                                     -----------
                                                                      15,688,113
                                                                     -----------
COMMERCIAL SERVICES &
   SUPPLIES--10.9%
BISYS Group, Inc. (The)* .............................     90,930      4,730,178
Career Education Corporation* ........................     70,050      1,826,204
ChoicePoint Inc.* ....................................     52,900      2,263,062
Education Management Corporation* ....................     38,100      1,314,450
Exult Inc.* ..........................................    167,800      2,349,200
FactSet Research Systems Inc. ........................     36,600        905,850
FreeMarkets Inc.*+ ...................................    192,875      2,578,739
HomeStore.com, Inc.*+ ................................    291,950      1,500,623
InterCept Group, Inc. (The)* .........................     33,050      1,179,885
Service Corporation International* ...................    476,500      3,035,305
                                                                     -----------
                                                                      21,683,496
                                                                     -----------
COMMUNICATION
   EQUIPMENT--1.9%
Finisar Corporation* .................................    314,400      2,458,608
McDATA Corporation Cl. A* ............................     91,200      1,341,552
                                                                     -----------
                                                                       3,800,160
                                                                     -----------
CONSTRUCTION &
   ENGINEERING--1.2%
Shaw Group Inc. (The)* ...............................     89,050      2,448,875
                                                                     -----------
DIVERSIFIED FINANCIALS--2.7%
Affiliated Managers Group, Inc.* .....................     38,850    $ 2,397,045
Federated Investors, Inc. Cl. B ......................    116,350      3,036,735
                                                                     -----------
                                                                       5,433,780
                                                                     -----------

ELECTRONIC EQUIPMENT &
   INSTRUMENTS--.3%
Rambus Inc.*+ ........................................     79,350        645,115
                                                                     -----------

FOOD & DRUG RETAILING--2.2%
Duane Reade Inc.* ....................................    146,250      4,375,800
                                                                     -----------

HEALTHCARE EQUIPMENT
   & SUPPLIES--1.0%
Cytyc Corporation* ...................................     78,450      2,056,958
                                                                     -----------

HEALTHCARE PROVIDERS &
   SERVICES--17.1%
Accredo Health, Incorporated* ........................     77,700      2,651,123
AmerisourceBergen Corporation* .......................     74,100      4,709,796
Caremark Rx, Inc.* ...................................    250,000      3,350,000
Community Health Systems Inc.* .......................     39,400        985,000
Covance Inc.* ........................................     80,050      1,468,918
Cross Country, Inc.*+ ................................     25,000        509,750
Eclipsys Corporation* ................................    168,250      2,101,443
Laboratory Corporation of America Holdings* ..........     51,050      4,400,510
LifePoint Hospitals, Inc.* ...........................     74,250      2,315,115
Manor Care, Inc.* ....................................    108,500      2,534,560
Mid Atlantic Medical Services, Inc.* .................     27,800        515,690
Priority Healthcare Corporation, Cl. B* ..............     46,350      1,339,052
Province Healthcare Company* .........................     95,100      2,620,005
Triad Hospitals, Inc.* ...............................     90,800      2,442,520
Unilab Corporation* ..................................     84,000      1,989,120
                                                                     -----------
                                                                      33,932,602
                                                                     -----------
HOTELS, RESTAURANTS &
   LEISURE--7.5%
AFC Enterprises, Inc.* ...............................     49,100      1,239,775
Applebee's International, Inc. .......................    120,300      3,621,030
Cheesecake Factory Incorporated (The)* ...............    159,625      4,501,425
Panera Bread Company* ................................     76,600      3,152,090
Ruby Tuesday, Inc. ...................................    137,250      2,366,190
                                                                     -----------
                                                                      14,880,510
                                                                     -----------
HOUSEHOLD DURABLES--.9%
Mohawk Industries, Inc.* .............................     41,200      1,779,840
                                                                     -----------

HOUSEHOLD PRODUCTS--1.3%
Church & Dwight Co., Inc. ............................     97,250      2,528,500
                                                                     -----------

THE ALGER FUND
ALGER SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2001

Common Stocks--(cont.)                                    Shares         Value
                                                          -------      ---------
INTERNET SOFTWARE &
   SERVICES--1.3%
Netegrity, Inc.* .....................................    116,700    $ 1,370,058
Overture Services Inc.* ..............................     48,700      1,283,245
                                                                     -----------
                                                                       2,653,303
                                                                     -----------
LEISURE EQUIPMENT &
   PRODUCTS--2.8%
Action Performance Companies, Inc.*+ .................    111,950      2,934,210
Activision, Inc.* ....................................     73,400      2,653,410
                                                                     -----------
                                                                       5,587,620
                                                                     -----------
OIL & GAS--1.2%
Spinnaker Exploration Company* .......................     53,100      2,330,028
                                                                     -----------

PERSONAL PRODUCTS--1.3%
Yankee Candle Company, Inc. (The)*+ ..................    142,250      2,603,175
                                                                     -----------

PHARMACEUTICALS--4.5%
Barr Laboratories, Inc.* .............................     26,250      1,911,000
Cell Therapeutics, Inc.* .............................     27,950        839,338
Cubist Pharmaceuticals, Inc.* ........................     56,300      2,268,890
First Horizon Pharmaceutical Corporation* ............     71,550      1,885,343
Pharmaceutical Resources, Inc.* ......................     56,950      1,953,385
                                                                     -----------
                                                                       8,857,956
                                                                     -----------
RETAIL--1.0%
Michaels Stores, Inc.* ...............................     40,100      2,059,937
                                                                     -----------

SEMICONDUCTOR EQUIPMENT
   & PRODUCTS--4.3%
Photronics Inc.* .....................................     92,400      2,293,368
Power Integrations, Inc.* ............................     68,450      1,575,035
TriQuint Semiconductor, Inc.* ........................    147,600      2,609,568
Zoran Corporation* ...................................     80,000      2,023,200
                                                                     -----------
                                                                       8,501,171
                                                                     -----------

SPECIALTY RETAIL--2.5%
Barnes & Noble, Inc.* ................................     31,300    $ 1,150,275
Circuit City Stores, Inc. - CarMax Group* ............     96,200      1,760,460
Electronics Boutique Holdings Corp.* .................     67,150      2,085,008
                                                                     -----------
                                                                       4,995,743
                                                                     -----------

SOFTWARE--7.6%
Borland Software Corporation* ........................    162,600      1,819,494
Fair, Isaac and Company, Incorporated ................     52,750      2,508,263
NetIQ Corporation* ...................................     80,000      2,252,000
Simplex Solutions, Inc.* .............................     20,000        244,000
Synopsys, Inc.* ......................................     86,575      4,069,025
THQ Inc.* ............................................     83,850      4,175,730
                                                                     -----------
                                                                      15,068,512
                                                                     -----------
TEXTILES & APPAREL--2.2%
Coach, Inc.* .........................................    157,300      4,388,670
                                                                     -----------

WIRELESS TELECOM-
   MUNICATION SERVICES--.9%
Alamosa Holdings, Inc.* ..............................    132,300      1,862,783
                                                                     -----------

Total Common Stocks
   (Cost $181,330,141) ...............................               181,480,057
                                                                     -----------

Total Investments
   (Cost $181,330,141)(a) .........................        91.2%     181,480,057
Other Assets in Excess of Liabilities .............         8.8       17,476,768
                                                          -----     ------------
Net Assets ........................................       100.0%    $198,956,825
                                                          =====     ============

*    Non-income producing security.

+    Securities partially or fully on loan.

(a) At October 31, 2001, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $185,661,424, amounted to $4,181,367 which consisted of aggregate gross unrealized appreciation of $12,658,537 and aggregate gross unrealized depreciation of $16,839,904.

                       See Notes to Financial Statements.

THE ALGER FUND
ALGER SMALL CAPITALIZATION PORTFOLIO
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

                                                                               Class A (i)
                                              -----------------------------------------------------------------------  --------

                                                             Year Ended October 31,                        Ten Months
                                              -----------------------------------------------------           Ended    --------
                                                                                                           October 31,
                                                2001           2000           1999           1998           1997(iii)    2001
                                              --------       --------       --------       --------        ----------  --------
Net asset value, beginning of period .......  $   8.81       $  10.35       $   8.74       $  10.35        $   9.21    $   8.52
                                              --------       --------       --------       --------        --------    --------

Net investment income (loss) ...............      (.04)(iv)      (.08)(iv)      (.08)(iv)      (.06)(iv)       (.04)       (.08)(iv)

Net realized and unrealized gain (loss)
on investments .............................     (3.41)           .35           2.71          (1.04)           1.18       (3.26)
                                              --------       --------       --------       --------        --------    --------

Total from investment operations ...........     (3.45)           .27           2.63          (1.10)           1.14       (3.34)

Distributions from net realized gains ......     (1.82)         (1.81)         (1.02)          (.51)             --       (1.82)
                                              --------       --------       --------       --------        --------    --------

Net asset value, end of period .............  $   3.54       $   8.81       $  10.35       $   8.74        $  10.35    $   3.36
                                              ========       ========       ========       ========        ========    ========

Total Return (v) ...........................     (46.6%)           .4%          32.7%         (10.9%)          12.4%      (47.0%)
                                              ========       ========       ========       ========        ========    ========

Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted) ........................  $ 64,164       $111,665       $ 69,986       $ 59,516        $ 25,996    $130,559
                                              ========       ========       ========       ========        ========    ========

  Ratio of expenses to average
    net assets .............................      1.54%          1.41%          1.38%          1.37%           1.38%       2.28%
                                              ========       ========       ========       ========        ========    ========

  Ratio of net investment income (loss)
    to average net assets ..................      (.95%)         (.81%)         (.79%)         (.71%)          (.93%)     (1.66%)
                                              ========       ========       ========       ========        ========    ========

  Portfolio Turnover Rate ..................    195.72%        207.19%        110.92%        157.26%         120.27%     195.72%
                                              ========       ========       ========       ========        ========    ========

(i)   Initially offered January 1, 1997.
(ii)  Initially offered August 1, 1997.
(iii) Ratios have been annualized; total return has not been annualized.
(iv)  Amount was computed based on average shares outstanding during the period.
(v)   Does not reflect the effect of any sales charges.

                       See Notes to Financial Statements.

                       Class B                                                      Class C (ii)
-----------------------------------------------------    --------------------------------------------------------------------

                 Year Ended October 31,                                   Year Ended October 31,                    Three Months
-----------------------------------------------------    -----------------------------------------------------         Ended
                                                                                                                     October 31,
  2000           1999           1998           1997        2001           2000           1999           1998         1997(iii)
--------       --------       --------       --------    --------       --------       --------       --------       --------
$  10.13       $   8.61       $  10.29       $  10.86    $   8.53       $  10.13       $   8.59       $  10.29       $  10.38
--------       --------       --------       --------    --------       --------       --------       --------       --------

    (.16)(iv)      (.15)(iv)      (.14)(iv)      (.11)       (.08)(iv)      (.16)(iv)      (.16)(iv)      (.10)(iv)      (.03)


     .36           2.69          (1.03)          1.28       (3.27)           .37           2.72          (1.09)          (.06)
--------       --------       --------       --------    --------       --------       --------       --------       --------

     .20           2.54          (1.17)          1.17       (3.35)           .21           2.56          (1.19)          (.09)

   (1.81)         (1.02)          (.51)         (1.74)      (1.82)         (1.81)         (1.02)          (.51)            --
--------       --------       --------       --------    --------       --------       --------       --------       --------

$   8.52       $  10.13       $   8.61       $  10.29    $   3.36       $   8.53       $  10.13       $   8.59       $  10.29
========       ========       ========       ========    ========       ========       ========       ========       ========

     (.4%)         32.1%         (11.6%)         12.9%      (47.0%)          (.3%)         32.4%         (11.8%)          (.9%)
========       ========       ========       ========    ========       ========       ========       ========       ========



$325,382       $419,842       $460,788       $580,651    $  4,234       $ 11,103       $  7,659       $  4,838       $    338
========       ========       ========       ========    ========       ========       ========       ========       ========


    2.14%          2.14%          2.12%          2.14%       2.28%          2.15%          2.13%          2.11%          2.09%
========       ========       ========       ========    ========       ========       ========       ========       ========


   (1.58%)        (1.58%)        (1.51%)        (1.67%)     (1.66%)        (1.57%)        (1.55%)        (1.36%)        (1.71%)
========       ========       ========       ========    ========       ========       ========       ========       ========

  207.19%        110.92%        157.26%        120.27%     195.72%        207.19%        110.92%        157.26%        120.27%
========       ========       ========       ========    ========       ========       ========       ========       ========

                      [This page intentionally left blank]

--------------------------------------------------------------------------------
    ALGER BALANCED PORTFOLIO PORTFOLIO HIGHLIGHTS THROUGH
    OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    HYPOTHETICAL $10,000 INVESTMENT IN CLASS B SHARES FROM 6/1/92 TO 10/31/01
--------------------------------------------------------------------------------

        [The table below represents a line chart in the printed piece.]

                                                       Lehman Gov't/Corp.
                          Alger Balanced     S&P 500       Bond Index
             6/1/92            10000          10000          10000
             10/31/92           9950          10197          10479
             10/31/93          11180          11720          11911
             10/31/94          10736          12173          11358
             10/31/95          13700          15393          13193
             10/31/96          14558          19101          13905
             10/31/97          17360          25236          15130
             10/31/98          20287          30784          16684
             10/31/99          26675          38686          16575
             10/31/00          29171          41045          17754
             10/31/01          25684          30831          20474

                         ENDING VALUE         ENDING VALUE   ENDING VALUE
                         ALGER BALANCED B:    S&P 500 INDEX: LEHMAN BROTHERS
                         $25,684              $30,831        GOV'T/CORP.
                                                             BOND INDEX:
                                                             $20,474

The  chart  above  illustrates  the  growth in value of a  hypothetical  $10,000 investment made in Alger Balanced Class B shares, the S&P 500 Index, and the Lehman Brothers Government/Corporate Bond Index on June 1, 1992, the inception date of the Alger Balanced Portfolio, through October 31, 2001. Figures for the Alger Balanced Portfolio Class B shares, the S&P 500 Index, an unmanaged index of common stocks, and the Lehman Brothers Government/Cor-porate Bond Index, an unmanaged index of government and corporate bonds, include reinvestment of dividends and/or interest. Performance for the Alger Balanced Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

--------------------------------------------------------------------------------
 PERFORMANCE COMPARISON AS OF 10/31/01+
                                                AVERAGE ANNUAL TOTAL RETURNS
                                              1             5            SINCE
                                            YEAR          YEARS        INCEPTION
--------------------------------------------------------------------------------
 CLASS A (INCEPTION 1/1/97)               (15.54%)         *          11.88%
 S&P 500 Index                            (24.91%)         *           9.20%
 Lehman Gov't/Corp. Bond Index             15.32%          *           8.17%
--------------------------------------------------------------------------------
 CLASS B (INCEPTION 6/1/92)               (16.32%)       11.77%       10.53%
 S&P 500 Index                            (24.91%)       10.04%       12.69%
 Lehman Gov't/Corp. Bond Index             15.32%         8.05%        7.90%
--------------------------------------------------------------------------------
 CLASS C (INCEPTION 8/1/97)               (13.69%)         *           8.79%
 S&P 500 Index                            (24.91%)         *           3.88%
 Lehman Gov't/Corp. Bond Index             15.32%          *           7.89%
--------------------------------------------------------------------------------

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

+ RETURNS REFLECT MAXIMUM INITIAL SALES CHARGES ON CLASS A AND CLASS C SHARES AND APPLICABLE CONTINGENT DEFERRED SALES CHARGES ON CLASS B AND CLASS C SHARES.

THE ALGER FUND
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2001

Common Stocks--52.0%                                      Shares         Value
                                                          -------      ---------
AEROSPACE & DEFENSE--2.0%
General Dynamics Corporation .........................     50,400    $ 4,112,640
United Technologies Corporation ......................     40,250      2,169,073
                                                                     -----------
                                                                       6,281,713
                                                                     -----------
BANKS--.6%
Washington Mutual, Inc. ..............................     61,600      1,859,704
                                                                     -----------
BEVERAGES--1.5%
PepsiCo, Inc. ........................................    100,900      4,914,839
                                                                     -----------
BIOTECHNOLOGY--1.6%
Amgen Inc.* ..........................................     74,700      4,244,454
Immunex Corporation* .................................     37,000        883,930
                                                                     -----------
                                                                       5,128,384
                                                                     -----------
COMMERCIAL SERVICES &
   SUPPLIES--3.8%
eBay Inc.* ...........................................    106,750      5,602,240
First Data Corporation ...............................     94,700      6,398,879
                                                                     -----------
                                                                      12,001,119
                                                                     -----------
COMMUNICATION
   EQUIPMENT--1.7%
Nokia Corporation, ADR ...............................    248,200      5,090,582
QUALCOMM Inc.* .......................................      6,800        334,016
                                                                     -----------
                                                                       5,424,598
                                                                     -----------
COMPUTERS &
   PERIPHERALS--2.1%
Dell Computer Corporation* ...........................    141,950      3,403,961
Sun Microsystems, Inc.* ..............................    314,900      3,196,235
                                                                     -----------
                                                                       6,600,196
                                                                     -----------
DIVERSIFIED
   FINANCIALS--4.5%
Citigroup Inc. .......................................    123,166      5,606,516
Federal Home Loan Mortgage Corporation ...............     55,200      3,743,664
Lehman Brothers Holdings Inc. ........................     15,500        968,130
Merrill Lynch & Co., Inc. ............................     90,400      3,951,384
                                                                     -----------
                                                                      14,269,694
                                                                     -----------
ENERGY EQUIPMENT &
   SERVICES--1.2%
BJ Services Company*+ ................................     51,600      1,320,444
Halliburton Company ..................................     27,400        676,505
Transocean Sedco Forex Inc. ..........................     60,650      1,828,598
                                                                     -----------
                                                                       3,825,547
                                                                     -----------

HEALTHCARE EQUIPMENT
   & SUPPLIES--2.3%
Baxter International Inc. ............................    114,200      5,523,854
Medtronic, Inc. ......................................     47,000      1,894,100
                                                                     -----------
                                                                       7,417,954
                                                                     -----------
HEALTHCARE PROVIDERS
   & SERVICES--4.0%
Cardinal Health, Inc. ................................     74,700      5,013,116
McKesson Corporation .................................     48,900      1,808,811
Tenet Healthcare Corporation* ........................    104,750      6,025,220
                                                                     -----------
                                                                      12,847,147
                                                                     -----------
INDUSTRIAL
   CONGLOMERATES--4.1%
General Electric Company .............................    159,650      5,812,857
Tyco International Ltd. ..............................    146,100      7,179,354
                                                                     -----------
                                                                      12,992,211
                                                                     -----------
Insurance--2.6%
American International Group, Inc. ...................     74,200      5,832,120
Marsh & McLennan Companies, Inc. .....................     24,450      2,365,538
                                                                     -----------
                                                                       8,197,658
                                                                     -----------
MEDIA--2.7%
AOL Time Warner Inc.* ................................    152,075      4,746,261
Comcast Corp., Cl. A Special* ........................     53,300      1,910,272
Viacom Inc. Cl. B* ...................................     49,350      1,801,769
                                                                     -----------
                                                                       8,458,302
                                                                     -----------
MULTILINE RETAIL--2.3%
Target Corporation ...................................     35,700      1,112,055
Wal-Mart Stores, Inc. ................................    123,900      6,368,460
                                                                     -----------
                                                                       7,480,515
                                                                     -----------
OIL & GAS--2.2%
ChevronTexaco Corporation ............................     48,717      4,313,890
Exxon Mobil Corporation ..............................     67,000      2,643,150
                                                                     -----------
                                                                       6,957,040
                                                                     -----------
PHARMACEUTICALS--5.4%
Abbott Laboratories ..................................     59,200      3,136,415
American Home Products Corporation ...................    112,391      6,274,790
Forest Laboratories, Inc.* ...........................     20,950      1,558,261
Merck & Co., Inc. ....................................     44,950      2,868,260
Pfizer Inc. ..........................................     77,675      3,254,583
                                                                     -----------
                                                                      17,092,309
                                                                     -----------

THE ALGER FUND
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2001

Common Stocks--(cont.)                                    Shares         Value
                                                          -------      ---------
SEMICONDUCTOR EQUIPMENT
   & PRODUCTS--.3%
Intel Corporation ....................................     36,800    $   898,656
                                                                     -----------

SOFTWARE--2.8%
Intuit Inc.* .........................................     67,500      2,714,850
Microsoft Corporation* ...............................    105,900      6,158,085
                                                                     -----------
                                                                       8,872,935
                                                                     -----------
SPECIALTY RETAIL--2.4%
Best Buy Co., Inc.* ..................................     30,800      1,690,920
Home Depot, Inc. .....................................    154,900      5,921,826
                                                                     -----------
                                                                       7,612,746
                                                                     -----------
TOBACCO--1.9%
Philip Morris Companies Inc. .........................    126,900      5,938,920
                                                                     -----------

Total Common Stocks
   (Cost $173,560,870) ...............................               165,072,187
                                                                     -----------

                                                       Principal
Corporate Bonds--16.0%                                   Amount
                                                       ---------
AEROSPACE & DEFENSE--.8%
United Technologies,
   6.35%, 3/1/11 .....................................$ 2,000,000      2,106,840
                                                                     -----------
AUTOMOTIVE--.7%
General Motors Acceptance Corp.,
   6.55%, 11/17/03 ...................................  2,300,000      2,385,721
                                                                     -----------
BANKS--2.2%
Bank of America Corp.,
   7.125%, 9/15/06 ...................................  2,000,000      2,199,440
Chase Manhattan Corporation,
   8.50%, 2/15/02 ....................................    200,000        202,938
FleetBoston Financial Corp.,
   7.25%, 9/15/05 ....................................  2,000,000      2,187,840
Signet Bank,
   7.80%, 9/15/06 ....................................  2,000,000      2,234,460
                                                                     -----------
                                                                       6,824,678
                                                                     -----------
CHEMICALS--.5%
Du Pont E.I. De Nemours & Co.,
   6.50%, 9/1/02 .....................................  1,500,000      1,544,820
                                                                     -----------
DIVERSIFIED FINANCIALS--3.5%
Block Financial Corp.,
   8.50%, 4/15/07 ....................................    500,000        560,830
CIT Group, Inc.,
   7.125%, 10/15/04 ..................................  1,000,000      1,076,060
Citigroup Inc.,
   6.20%, 3/15/09 ....................................  2,500,000      2,604,675
Countrywide Home Loan Inc.,
   6.51%, 2/11/05 ....................................  1,524,000      1,626,687
Household Finance Corp.,
   7.20%, 7/15/06 ....................................  2,000,000      2,189,760
Merrill Lynch & Co., Inc.,
   6.00%, 2/17/09 ....................................  2,000,000      2,032,800
Morgan (J.P.) & Co. Incorporated,
   7.625%, 9/15/04 ...................................  1,000,000      1,098,390
                                                                     -----------
                                                                      11,189,202
                                                                     -----------
DIVERSIFIED TELECOM-
   MUNICATION SERVICES--.9%
SBC  Communications Inc.,
   6.25%, 3/15/11 ....................................  2,750,000      2,864,483
                                                                     -----------
ELECTRIC UTILITIES--1.0%
Duke Capital Corp.,
   7.25%, 10/1/04 ....................................  2,150,000      2,330,987
Potomac Electric Power Co.,
   7.00%, 1/15/24 ....................................    200,000        196,334
Washington Gas Light Co.,
   6.51%, 8/18/08 ....................................    500,000        522,460
                                                                     -----------
                                                                       3,049,781
                                                                     -----------

FOOD & BEVERAGES--.5%
Anheuser Busch Companies Inc.,
   7.00%, 12/1/25 ....................................  2,000,000      2,057,740
                                                                     -----------
INDUSTRIAL
   CONGLOMERATES--.7%
Tyco International Group SA,
   6.75%, 2/15/11 ....................................  2,000,000      2,117,040
                                                                     -----------
INSURANCE--.9%
GE Global Insurance,
   7.50%, 6/15/10 ....................................  2,000,000      2,232,200
Loews Corp.,
   7.625%, 6/1/23 ....................................    500,000        506,315
                                                                     -----------
                                                                       2,738,515
                                                                     -----------
LEASING--.7%
International Lease Finance Corp.,
   5.80%, 8/15/07 ....................................  2,100,000      2,114,868
                                                                     -----------
MULTILINE RETAIL--1.3%
Target Corporation,
   6.35%, 1/15/11 ....................................  2,000,000      2,108,000
Wal-Mart Stores, Inc.,
   5.45%, 8/1/06 .....................................  2,000,000      2,101,760
                                                                     -----------
                                                                       4,209,760
                                                                     -----------
OIL & GAS--1.3%
Baker Hughes Inc.,
   6.25%, 1/15/09 ....................................  2,000,000      2,038,040

THE ALGER FUND
ALGER BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2001

                                                       Principal
Corporate Bonds--(cont.)                                 Amount        Value
                                                       ---------    -----------
Chevron Corp.,
   6.625%, 10/1/04 ...................................$ 2,000,000   $ 2,171,700
                                                                    -----------
                                                                      4,209,740
                                                                    -----------
PHARMACEUTICALS--.3%
Pharmacia Corporation,
   6.50%, 12/1/18 ....................................  1,000,000     1,014,910
                                                                    -----------

WIRELESS TELECOM-
   MUNICATION SERVICES--.7%
Vodafone Group PLC ADR,
   7.625%, 2/15/05 ...................................  2,000,000     2,175,880
                                                                    -----------

Total Corporate Bonds
   (Cost $48,236,959)                                               50,603,978
                                                                    -----------

U.S. Government &
  Agency Obligations--25.0%
Federal Home Loan Banks,
   6.375%, 8/15/06 ...................................  3,000,000     3,284,520
   7.625%, 5/15/07 ...................................  2,000,000     2,318,120
   6.75%, 8/15/07 ....................................  3,000,000     3,363,270
   5.875%, 11/15/07 ..................................  3,000,000     3,228,750
   5.89%, 6/30/08 ....................................  3,000,000     3,204,840
   6.12%, 8/26/08 ....................................  1,000,000     1,041,410
   7.625%, 5/14/10 ...................................  2,000,000     2,360,940
Federal Home Loan
   Mortgage Corporation,
   5.125%, 11/4/04 ...................................  3,000,000     3,078,750
   5.65%, 4/25/06 ....................................  3,000,000     3,115,320
   5.75%, 4/15/08 ....................................  1,000,000     1,065,780
   6.625%, 9/15/09 ...................................  1,200,000     1,337,628
   6.875%, 9/15/10 ...................................  2,000,000     2,266,880
Federal National Mortgage
   Association,
   7.125%, 2/15/05 ...................................  2,000,000     2,221,560
   6.96%, 4/2/07 .....................................    500,000       563,360
   6.75%, 2/4/28 .....................................    400,000       397,248
Federal Farm Credit Banks,
   6.80%, 10/12/07 ...................................  9,000,000    10,078,560
   5.75%, 1/18/11 ....................................  3,000,000     3,125,610
Student Loan Marketing
   Association,
   5.25%, 3/15/06 ....................................  3,000,000     3,149,070
U.S. Treasury Notes,
   6.125%, 12/31/01 ..................................  1,000,000     1,006,560
   6.50%, 3/31/02 ....................................  2,000,000     2,036,880
   6.375%, 4/30/02 ...................................  2,000,000     2,043,740
   7.50%, 5/15/02 ....................................    100,000       102,969
   6.25%, 7/31/02 ....................................  3,500,000     3,611,545
   6.25%, 2/15/03 ....................................  1,750,000     1,839,408
   6.00%, 8/15/04 ....................................  1,500,000     1,623,750
   5.875%, 11/15/04 ..................................  4,000,000     4,325,640
   5.625%, 2/15/06 ...................................  9,000,000     9,743,940
   6.50%, 10/15/06 ...................................  1,500,000     1,684,920
   6.00%, 8/15/09 ....................................  2,000,000     2,227,180
                                                                    -----------

Total U.S. Government &
   Agency Obligations
   (Cost $73,904,898) ................................               79,448,148
                                                                    -----------

SHORT-TERM INVESTMENTS--8.9%

U.S. Government &
   Agency Obligations--6.7%
Federal Home Loan Banks,
   2.46%, 11/1/01
   (Cost $21,200,000) ................................ 21,200,000    21,200,000
                                                                    -----------

OTHER SHORT-TERM
   INVESTMENTS--2.2%                                     Shares
                                                         ------
Securities Lending Quality Trust
   (Cost $6,976,740) (b) .............................  6,976,740     6,976,740
                                                                    -----------
Total Short-Term Investments
   (Cost $28,176,740) ................................               28,176,740
                                                                    -----------

Total Investments
   (Cost $323,879,467)(a) .........................       101.9%    323,301,053
Liabilities in Excess of Other Assets .............        (1.9)     (5,901,973)
                                                          -----    ------------
Net Assets ........................................       100.0%   $317,399,080
                                                          =====    ============


*    Non-income producing security.

+    Securities partially or fully on loan.

(a) At October 31, 2001, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $326,748,461 amounted to $3,447,408 which consisted of aggregate gross unrealized appreciation of $16,358,700 and aggregate gross unrealized depreciation of $19,806,108. (b) Represents investment of cash collateral received for securities on loan.

                       See Notes to Financial Statements.

                      [This page intentionally left blank]

THE ALGER FUND
ALGER BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

                                                                               Class A (i)
                                               ---------------------------------------------------------------------   --------

                                                                Year Ended October 31,                     Ten Months
                                               -----------------------------------------------------         Ended     --------
                                                                                                           October 31,
                                                 2001           2000           1999           1998          1997(iii)    2001
                                               --------       --------       --------       --------        --------   --------
Net asset value, beginning of period ........  $  21.29       $  20.95       $  16.83       $  16.58        $  13.99   $  20.83
                                               --------       --------       --------       --------        --------   --------

Net investment income (loss) ................       .43(iv)        .39(iv)        .25(iv)        .16(iv)         .05        .27(iv)

Net realized and unrealized gain (loss)
  on investments ............................     (2.83)          1.68           4.97           2.35            2.54      (2.75)
                                               --------       --------       --------       --------        --------   --------

Total from investment operations ............     (2.40)          2.07           5.22           2.51            2.59      (2.48)
                                               --------       --------       --------       --------        --------   --------

Dividends from net investment income ........      (.22)          (.13)          (.08)          (.06)             --       (.18)

Distributions from net realized gains .......        --          (1.60)         (1.02)         (2.20)             --         --
                                               --------       --------       --------       --------        --------   --------

Total distributions .........................      (.22)         (1.73)         (1.10)         (2.26)             --       (.18)
                                               --------       --------       --------       --------        --------   --------

Net asset value, end of period ..............  $  18.67       $  21.29       $  20.95       $  16.83        $  16.58   $  18.17
                                               ========       ========       ========       ========        ========   ========

Total Return (v) ............................     (11.3%)         10.2%          32.5%          17.7%           18.5%     (12.0%)
                                               ========       ========       ========       ========        ========   ========

Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted) .........................  $101,440       $ 93,671       $ 12,488       $  1,354        $    459   $158,766
                                               ========       ========       ========       ========        ========   ========

  Ratio of expenses to average
    net assets ..............................      1.20%          1.29%          1.40%          1.79%           2.10%      1.95%
                                               ========       ========       ========       ========        ========   ========

  Ratio of net investment income (loss)
    to average net assets ...................      2.15%          1.80%          1.15%           .98%            .72%      1.40%
                                               ========       ========       ========       ========        ========   ========

  Portfolio Turnover Rate ...................     74.15%         63.50%        126.01%         93.23%         109.26%     74.15%
                                               ========       ========       ========       ========        ========   ========

(i)   Initially offered January 1, 1997.
(ii)  Initially offered August 1, 1997.
(iii) Ratios have been annualized; total return has not been annualized.
(iv)  Amount was computed based on average shares outstanding during the period.
(v)   Does not reflect the effect of any sales charges.


                       See Notes to Financial Statements.

                       Class B                                                Class C (ii)
-----------------------------------------------------    --------------------------------------------------------------------

                Year Ended October 31,                                   Year Ended October 31,                    Three Months
-----------------------------------------------------    -----------------------------------------------------        Ended
                                                                                                                    October 31,
  2000           1999           1998           1997        2001           2000           1999           1998         1997(iii)
--------       --------       --------       --------    --------       --------       --------       --------       --------
$  20.59       $  16.64       $  16.48       $  14.21    $  20.90       $  20.65       $  16.66       $  16.49       $  16.88
--------       --------       --------       --------    --------       --------       --------       --------       --------

     .17(iv)        .07(iv)        .03(iv)         --         .27(iv)        .21(iv)        .07(iv)        .04(iv)       (.01)


    1.71           4.93           2.34           2.67       (2.75)          1.67           4.95           2.33           (.38)
--------       --------       --------       --------    --------       --------       --------       --------       --------

    1.88           5.00           2.37           2.67       (2.48)          1.88           5.02           2.37           (.39)
--------       --------       --------       --------    --------       --------       --------       --------       --------

    (.04)          (.03)          (.01)          (.06)       (.18)          (.03)         (0.01)            --             --

   (1.60)         (1.02)         (2.20)          (.34)         --          (1.60)         (1.02)         (2.20)            --
--------       --------       --------       --------    --------       --------       --------       --------       --------

   (1.64)         (1.05)         (2.21)          (.40)       (.18)         (1.63)         (1.03)         (2.20)            --
--------       --------       --------       --------    --------       --------       --------       --------       --------

$  20.83       $  20.59       $  16.64       $  16.48    $  18.24       $  20.90       $  20.65       $  16.66       $  16.49
========       ========       ========       ========    ========       ========       ========       ========       ========

     9.4%          31.5%          16.9%          19.3%      (12.0%)          9.3%          31.6%          16.8%          (2.3%)
========       ========       ========       ========    ========       ========       ========       ========       ========



$132,123       $ 52,607       $ 19,282       $ 12,653    $ 57,193       $ 49,592       $ 14,626       $    334       $     48
========       ========       ========       ========    ========       ========       ========       ========       ========


    2.04%          2.18%          2.58%          2.89%       1.95%          2.04%          2.16%          2.53%          2.77%
========       ========       ========       ========    ========       ========       ========       ========       ========


     .98%           .36%           .19%           .04%       1.40%           .99%           .38%           .23%          (.84%)
========       ========       ========       ========    ========       ========       ========       ========       ========

   63.50%        126.01%         93.23%        109.26%      74.15%         63.50%        126.01%         93.23%        109.26%
========       ========       ========       ========    ========       ========       ========       ========       ========

                      [This page intentionally left blank]

--------------------------------------------------------------------------------
    ALGER MIDCAP GROWTH PORTFOLIO PORTFOLIO HIGHLIGHTS THROUGH
    OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    HYPOTHETICAL $10,000 INVESTMENT IN CLASS B SHARES FROM 5/24/93 TO 10/31/01
--------------------------------------------------------------------------------

        [The table below represents a line chart in the printed piece.]

                              Alger           S&P
                              -----           ---
                              10000          10000
                              12480          10714
                              13062          10969
                              19373          13295
                              20618          15600
                              25024          20694
                              26586          22084
                              35182          26736
                              51513          35199
                              39992          30817

                          ENDING VALUE     ENDING VALUE
                          ALGER MIDCAP     S&P MIDCAP
                          GROWTH B:        400 INDEX:
                          $39,992          $30,817


The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger MidCap Growth Class B shares and the S&P MidCap 400 Index on May 24, 1993, the inception date of the Alger MidCap Growth Portfolio, through October 31, 2001. Figures for both the Alger MidCap Growth Class B shares and the S&P MidCap 400 Index, an unmanaged index of common stocks, include reinvestment of dividends. Performance for the Alger MidCap Growth Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.


--------------------------------------------------------------------------------
PERFORMANCE COMPARISON AS OF 10/31/01+
                                                   AVERAGE ANNUAL TOTAL RETURNS
                                      1              5                  SINCE
                                    YEAR           YEARS              INCEPTION
--------------------------------------------------------------------------------
CLASS A (INCEPTION 1/1/97)        (25.58%)          *                 13.73%
S&P MidCap 400 Index              (12.45%)          *                 13.80%
--------------------------------------------------------------------------------
CLASS B (INCEPTION 5/24/93)       (25.73%)        13.93%              17.84%
S&P MidCap 400 Index              (12.45%)        14.59%              14.26%
--------------------------------------------------------------------------------
CLASS C (INCEPTION 8/1/97)        (23.87%)          *                 11.14%
S&P MidCap 400 Index              (12.45%)          *                 10.08%
--------------------------------------------------------------------------------

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

+ RETURNS REFLECT MAXIMUM INITIAL SALES CHARGES ON CLASS A AND CLASS C SHARES AND APPLICABLE CONTINGENT DEFERRED SALES CHARGES ON CLASS B AND CLASS C SHARES.

THE ALGER FUND                                                              -28-
ALGER MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2001

COMMON STOCKS--95.5%                                   SHARES          VALUE
                                                       ------          -----
AEROSPACE & DEFENSE--4.8%
General Dynamics Corporation ........................   79,500       $ 6,487,200
L-3 Communications
   Holdings, Inc.* ..................................  274,700        23,863,189
                                                                     -----------
                                                                      30,350,389
                                                                     -----------
AIRLINES--1.0%
Continental Airlines, Inc. Cl. B* ...................  359,300         6,284,157
                                                                     -----------
BANKS--1.0%
Commerce Bancorp, Inc. ..............................   47,150         3,441,950
GreenPoint Financial Corp. ..........................   90,000         2,884,500
                                                                     -----------
                                                                       6,326,450
                                                                     -----------
BIOTECHNOLOGY--8.2%
Biogen, Inc.* .......................................   91,000         5,005,000
Cephalon, Inc.* .....................................   22,550         1,421,777
Charles River Laboratories
   International, Inc.* .............................  206,300         6,931,680
Enzon, Inc.* ........................................   86,050         5,322,192
Genzyme Corp.-General Division* .....................  343,300        18,521,035
Gilead Sciences Inc.* ...............................  230,900        14,523,610
                                                                     -----------
                                                                      51,725,294
                                                                     -----------
COMMERCIAL SERVICES &
   SUPPLIES--13.1%
Amdocs Limited* .....................................  609,775        15,921,225
BISYS Group, Inc. (The)* ............................  319,200        16,604,784
ChoicePoint Inc.* ...................................   94,650         4,049,127
Concord EFS Inc.* ...................................  731,400        20,018,418
eBay Inc.* ..........................................  224,800        11,797,504
Fiserv, Inc.* .......................................  122,550         4,557,635
HomeStore.com, Inc.*+ ...............................  656,950         3,376,722
IMS Health Incorporated .............................  312,100         6,669,577
                                                                     -----------
                                                                      82,994,992
                                                                     -----------
COMMUNICATION
   EQUIPMENT--.7%
McDATA Corporation Cl. A* ...........................  281,900         4,146,749
                                                                     -----------
DIVERSIFIED FINANCIALS--.9%
Principal Financial Group (The)* ....................  265,200         5,967,000
                                                                     -----------
ELECTRONIC EQUIPMENT &
   INSTRUMENTS--2.2%
Flextronics International Ltd.* .....................  107,600         2,141,240
Sanmina Corporation* ................................  162,400         2,458,736
Waters Corporation* .................................  270,325         9,593,834
                                                                     -----------
                                                                      14,193,810
                                                                     -----------

COMMON STOCKS--(CONT.)                                 SHARES          VALUE
                                                       ------          -----
ENERGY EQUIPMENT &
   SERVICES--5.3%
BJ Services Company* ................................  329,200       $ 8,424,228
Cooper Cameron Corporation* .........................  247,533         9,653,787
Santa Fe International
   Corporation ......................................  160,000         3,894,400
Smith International, Inc.* ..........................   56,500         2,672,450
Transocean Sedco Forex Inc. .........................  290,600         8,761,590
                                                                     -----------
                                                                      33,406,455
                                                                     -----------
HEALTHCARE EQUIPMENT
   & SUPPLIES--.6%
Becton, Dickinson and Company .......................   84,650         3,030,470
St. Jude Medical, Inc.* .............................   13,500           958,500
                                                                     -----------
                                                                       3,988,970
                                                                     -----------
HEALTHCARE PROVIDERS &
   SERVICES--11.8%
AmerisourceBergen Corporation* ......................  341,484        21,704,723
Caremark Rx, Inc.* ..................................  494,150         6,621,610
Community Health Systems Inc.* ......................  176,600         4,415,000
Express Scripts, Inc.* ..............................  171,550         7,023,257
Health Management
   Associates, Inc. Cl. A* ..........................  163,410         3,184,861
Laboratory Corporation of
   America Holdings* ................................  228,000        19,653,600
Manor Care, Inc.* ...................................  186,500         4,356,640
Triad Hospitals, Inc.* ..............................   25,100           675,190
Universal Health
   Services, Inc., Cl. B* ...........................  179,150         7,235,869
                                                                     -----------
                                                                      74,870,750
                                                                     -----------
HOTELS, RESTAURANTS &
   LEISURE--5.0%
Brinker International, Inc.* ........................  458,650        11,649,710
Outback Steakhouse, Inc.* ...........................  404,950        11,682,808
Starbucks Corporation* ..............................  504,500         8,637,040
                                                                     -----------
                                                                      31,969,558
                                                                     -----------
HOUSEHOLD DURABLES--.6%
Mohawk Industries, Inc.* ............................   82,050         3,544,560
                                                                     -----------

INFORMATIONTECHNOLOGY
   CONSULTING & SERVICES--4.1%
Accenture Ltd. Cl. A* ...............................  225,000         3,953,250
Affiliated Computer
   Services, Inc. Cl. A* ............................  208,200        18,332,010
Investment Technology
   Group, Inc.* .....................................   52,900         3,407,289
                                                                     -----------
                                                                      25,692,549
                                                                     -----------
INTERNET SOFTWARE &
   SERVICES--3.2%
Overture Services Inc.* .............................  244,000         6,429,400
VeriSign, Inc.* .....................................  360,000        13,935,600
                                                                     -----------
                                                                      20,365,000
                                                                     -----------

THE ALGER FUND                                                              -29-
ALGER MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2001

Common Stocks--(cont.)                                 Shares         Value
                                                       ------         -----
MACHINERY--1.8%
SPX Corporation* ................................      117,600     $ 11,712,960
                                                                   ------------

PHARMACEUTICALS--11.1%
Allergan, Inc. ..................................      293,250       21,052,418
Barr Laboratories, Inc.* ........................       94,550        6,883,240
Forest Laboratories, Inc.* ......................      128,100        9,528,078
King Pharmaceuticals, Inc.* .....................      554,166       21,606,932
Teva Pharmaceutical
   Industries Ltd. ADR ..........................      190,550       11,775,990
                                                                   ------------
                                                                     70,846,658
                                                                   ------------
RETAIL--.1%
Michaels Stores, Inc.* ..........................       16,000          821,920
                                                                   ------------
SEMICONDUCTOR EQUIPMENT
   & PRODUCTS--3.3%
Intersil Corporation Cl. A* .....................      122,000        3,995,500
Microchip Technology
   Incorporated* ................................      543,825       16,978,217
                                                                   ------------
                                                                     20,973,717
                                                                   ------------
SOFTWARE--10.2%
Adobe Systems Incorporated ......................      326,250        8,613,000
BMC Software, Inc.* .............................      615,200        9,271,064
Fair, Isaac and Company,
   Incorporated .................................       62,350        2,964,743
Intuit Inc.* ....................................      629,200       25,306,424
Rational Software Corporation* ..................      282,600        3,707,712
Synopsys, Inc.* .................................      314,700       14,790,900
                                                                   ------------
                                                                     64,653,843
                                                                   ------------
SPECIALTY RETAIL--6.1%
Abercrombie & Fitch Co., Cl. A* .................      282,800        5,322,296
Barnes & Noble, Inc.* ...........................      161,000        5,916,750
Bed Bath & Beyond Inc.* .........................      245,700        6,157,242
Best Buy Co., Inc.* .............................      137,100        7,526,790
Office Depot, Inc.* .............................      318,000        4,324,800
Toys ORO Us, Inc.* ..............................      501,000        9,519,000
                                                                   ------------
                                                                     38,766,878
                                                                   ------------
TEXTILES & APPAREL--.4%
Coach, Inc.* ....................................       89,330        2,492,307
                                                                   ------------

Total Common Stocks
   (Cost $613,257,070) ..........................                   606,094,966
                                                                   ------------

                                                    PRINCIPAL
SHORT-TERM INVESTMENTS--7.0%                         AMOUNT           VALUE
                                                     ------           -----
U.S. Government &
   Agency Obligations
Federal Home Loan Banks,
   2.46%, 11/1/01
   (Cost $44,500,000) ...........................  $44,500,000     $ 44,500,000
                                                                   ------------

Total Investments
   (Cost $657,757,070)(a) .......................        102.5%     650,594,966
Liabilities in Excess of Other Assets ...........         (2.5)     (15,891,835)
                                                         -----     ------------
Net Assets ......................................        100.0%    $634,703,131
                                                         =====     ============


 *  Non-income producing security.

 +  Securities partially or fully on loan.

(a) At October 31, 2001, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $662,209,423, amounted to $11,614,457 which consisted of aggregate gross unrealized appreciation of $59,247,832 and aggregate gross unrealized depreciation of $70,862,289.

                       See Notes to Financial Statements.

THE ALGER FUND                                                              -30-
ALGER MIDCAP GROWTH PORTFOLIO(I)
Financial Highlights
For a share outstanding throughout the period

                                                                              Class A (ii)
                                                --------------------------------------------------------------------    --------
                                                                 Year Ended October 31,                   Ten Months
                                                ----------------------------------------------------        Ended       --------
                                                                                                          October 31,
                                                  2001           2000           1999          1998          1997(iv)      2001
                                                --------       --------       --------      --------       -------      --------
Net asset value, beginning of period ........   $  10.17       $   8.20       $   7.07      $   7.49       $  6.31      $   9.79
                                                --------       --------       --------      --------       -------      --------

Net investment income (loss) ................       (.06)(v)       (.04)(v)       (.05)(v)      (.03)(v)      (.03)         (.11)(v)

Net realized and unrealized gain (loss)
on investments ..............................      (2.01)          3.51           2.16           .43          1.21         (1.92)
                                                --------       --------       --------      --------       -------      --------

Total from investment operations ............      (2.07)          3.47           2.11           .40          1.18         (2.03)

Distributions from net realized gains .......      (1.18)         (1.50)          (.98)         (.82)          --          (1.18)
                                                --------       --------       --------      --------       -------      --------

Net asset value, end of period ..............   $   6.92       $  10.17       $   8.20      $   7.07        $ 7.49      $   6.58
                                                ========       ========       ========      ========       =======      ========

Total Return (vi) ...........................      (21.9%)         47.7%          33.3%          7.2%         18.7%        (22.4%)
                                                ========       ========       ========      ========       =======      ========

Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted) .........................   $154,412       $141,558       $ 49,246      $ 32,447       $ 5,436      $426,699
                                                ========       ========       ========      ========       =======      ========

  Ratio of expenses to average
    net assets ..............................       1.31%          1.29%          1.31%         1.34%         1.40%         2.06%
                                                ========       ========       ========      ========       =======      ========

  Ratio of net investment income (loss)
    to average net assets ...................       (.77%)         (.46%)         (.58%)        (.53%)        (.83%)       (1.49%)
                                                ========       ========       ========      ========       =======      ========

  Portfolio Turnover Rate ...................     115.45%         97.11%        203.86%       180.98%       160.09%       115.45%
                                                ========       ========       ========      ========       =======      ========

(i) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred April 20, 2000.
(ii)  Initially offered January 1, 1997.
(iii) Initially offered August 1, 1997.
(iv)  Ratios have been annualized; total return has not been annualized.
(v)   Amount was computed based on average shares outstanding during the period.
(vi)  Does not reflect the effect of any sales charges.





                       See Notes to Financial Statements.

                                 Class B                                                           Class C (iii)
------------------------------------------------------------------------      --------------------------------------------------
                                                                                                                    Three Months
                            Year Ended October 31,                                    Year Ended October 31,            Ended
------------------------------------------------------------------------      -----------------------------------    October 31,
  2000            1999           1998             1997            2001          2000         1999          1998        1997(iv)
--------        --------       --------         --------        --------      -------      --------       -------      ------

$   8.00        $   6.96       $   7.44         $   6.29        $   9.77      $  7.99      $   6.95       $  7.44       $ 7.50
--------        --------       --------         --------        --------      -------      --------       -------       ------

    (.12)(v)        (.11)(v)       (.10)            (.10)           (.11)(v)     (.11)(v)      (.11)(v)      (.09)(v)     (.01)


    3.41            2.13            .44             1.41           (1.92)        3.39          2.13           .42         (.05)
--------        --------       --------         --------        --------      -------      --------       -------       ------

    3.29            2.02            .34             1.31           (2.03)        3.28          2.02           .33         (.06)

   (1.50)           (.98)          (.82)            (.16)          (1.18)       (1.50)         (.98)         (.82)          --
--------        --------       --------         --------        --------      -------      --------       -------       ------

$   9.79        $   8.00       $   6.96         $   7.44        $   6.56      $  9.77        $ 7.99       $  6.95       $ 7.44
========        ========       ========         ========        ========      =======      ========       =======       ======

    46.4%           32.3%           6.2%            21.4%          (22.4%)       46.4%         32.4%          6.1%         (.7%)
========        ========       ========         ========        ========      =======      ========       =======       ======



$532,476        $248,139       $191,934         $166,475        $ 53,592      $51,335      $ 10,827       $ 1,759       $   84
========        ========       ========         ========        ========      =======      ========       =======
                                                                                                                        ======

    2.04%           2.07%          2.10%            2.19%           2.06%        2.04%         2.08%         2.08%        1.97%
========        ========       ========         ========        ========      =======      ========       =======       ======


   (1.23%)         (1.39%)        (1.38%)          (1.58%)         (1.51%)      (1.22%)       (1.40%)       (1.26%)      (1.55%)
========        ========       ========         ========        ========      =======      ========       =======       ======

   97.11%         203.86%        180.98%          160.09%         115.45%       97.11%       203.86%       180.98%      160.09%
========        ========       ========         ========        ========      =======      ========       =======       ======

                      [This page intentionally left blank]

                                                                            -33-
--------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO PORTFOLIO HIGHLIGHTS THROUGH OCTOBER 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    HYPOTHETICAL $10,000 INVESTMENT IN CLASS B SHARES FROM 11/1/93 TO 10/31/01
--------------------------------------------------------------------------------

        [The table below represents a line chart in the printed piece.]

Capital Appreciation

                                       Alger         S&P 500
                                       -----         -------
                     11/1/93           10000          10000
                     10/31/94          11110          10387
                     10/31/95          18620          13133
                     10/31/96          22246          16297
                     10/31/97          26918          21531
                     10/31/98          29572          26267
                     10/31/99          48198          33009
                     10/31/00          53789          35024
                     10/31/01          33808          26302

ENDING VALUE
ALGER CAPITAL APPRECIATION B:
$33,808

ENDING VALUE
S&P 500 INDEX:
$26,302


The chart above illustrates the growth in value of a hypothetical $10,000 investment made in Alger Capital Appreciation Class B shares and the S&P 500 Index on November 1, 1993, the inception date of the Alger Capital Appreciation Portfolio, through October 31, 2001. Figures for the Alger Capital Appreciation Class B shares and the S&P 500 Index, an unmanaged index of common stocks, include reinvestment of dividends. Performance for Alger Capital Appreciation Class A and Class C shares will vary from the results shown above due to differences in expenses and sales charges those classes bear.

--------------------------------------------------------------------------------
      PERFORMANCE COMPARISON AS OF 10/31/01+
                                                    AVERAGE ANNUAL TOTAL RETURNS
                                             1          5          SINCE
                                           YEAR       YEARS      INCEPTION
                                      ------------------------------------------
      CLASS A (INCEPTION 1/1/97)         (39.79%)        *          8.62%
      S&P 500 Index                      (24.91%)        *          9.20%
--------------------------------------------------------------------------------
      CLASS B (INCEPTION 11/1/93)        (40.16%)       8.44%       16.43%
      S&P 500 Index                      (24.91%)      10.04%       12.85%
--------------------------------------------------------------------------------
      CLASS C (INCEPTION 8/1/97)         (38.45%)        *          3.70%
      S&P 500 Index                      (24.91%)        *          3.88%
--------------------------------------------------------------------------------

THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE PORTFOLIO'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

+RETURNS REFLECT MAXIMUM INITIAL SALES CHARGES ON CLASS A AND CLASS C SHARES AND APPLICABLE CONTINGENT DEFERRED SALES CHARGES ON CLASS B AND CLASS C SHARES.

THE ALGER FUND                                                              -34-
ALGER CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2001

COMMON STOCKS--90.7%                                     SHARES         VALUE
                                                         ------         -----
AEROSPACE & DEFENSE--1.9%
General Dynamics Corporation ..........................   97,300     $ 7,939,680
United Technologies Corporation .......................  157,200       8,471,508
                                                                     -----------
                                                                      16,411,188
                                                                     -----------
BANKS--1.0%
Commerce Bancorp, Inc. ................................   62,400       4,555,200
GreenPoint Financial Corp. ............................  116,600       3,737,030
                                                                     -----------
                                                                       8,292,230
                                                                     -----------
BIOTECHNOLOGY--9.6%
Amgen Inc.* ...........................................  393,950      22,384,239
Biogen, Inc.* .........................................  156,200       8,591,000
Cephalon, Inc.*+ ......................................   85,000       5,359,250
Enzon, Inc.*+ .........................................   67,300       4,162,505
Genzyme Corp.-General Division* .......................  299,000      16,131,050
Gilead Sciences Inc.* .................................  101,100       6,359,190
IDEC Pharmaceuticals
   Corporation*+ ......................................  158,050       9,479,839
Immunex Corporation* ..................................  364,600       8,710,294
                                                                     -----------
                                                                      81,177,367
                                                                     -----------
COMMERCIAL SERVICES &
   SUPPLIES--8.9%
BISYS Group, Inc. (The)*+ .............................  169,800       8,832,996
Career Education Corporation* .........................  150,700       3,928,749
Concord EFS Inc.* .....................................  337,400       9,234,637
eBay Inc.*+ ...........................................  588,600      30,889,728
First Data Corporation ................................  336,400      22,730,548
                                                                     -----------
                                                                      75,616,658
                                                                     -----------
COMMUNICATION
   EQUIPMENT--3.2%
Nokia Corporation, ADR ................................1,112,500      22,817,375
QUALCOMM Inc.* ........................................   95,900       4,710,608
                                                                     -----------
                                                                      27,527,983
                                                                     -----------
DIVERSIFIED FINANCIALS--11.1%
Citigroup Inc. ........................................1,042,333      47,446,998
Merrill Lynch & Co., Inc. .............................  457,700      20,006,067
Moody's Corporation ...................................  125,100       4,343,472
Morgan Stanley Dean
   Witter & Co. .......................................  458,500      22,429,820
                                                                     -----------
                                                                      94,226,357
                                                                     -----------
ELECTRONIC EQUIPMENT &
   INSTRUMENTS--.3%
Waters Corporation* ...................................   81,925       2,907,518
                                                                     -----------
HEALTH & PERSONAL
   CARE--.3%
Anthem, Inc.* .........................................   55,450       2,322,246
                                                                     -----------
HEALTHCARE ADMINISTRATIVE
   SERVICES--1.1%
Genentech, Inc.* ......................................  171,200       8,945,200
                                                                     -----------
HEALTHCARE EQUIPMENT
   & SUPPLIES--4.4%
Baxter International Inc. .............................  419,600      20,296,052
Boston Scientific Corporation* ........................  204,500       4,650,330
Guidant Corporation* ..................................  166,400       6,907,264
St. Jude Medical, Inc.* ...............................   80,700       5,729,700
                                                                     -----------
                                                                      37,583,346
                                                                     -----------
HEALTHCARE PROVIDERS
   & SERVICES--8.3%
AmerisourceBergen Corporation* ........................  394,600      25,080,776
Cardinal Health, Inc. .................................  215,800      14,482,338
Community Health Systems Inc.* ........................  138,000       3,450,000
Laboratory Corporation of America
   Holdings* ..........................................   56,050       4,831,510
Manor Care, Inc.* .....................................  153,000       3,574,080
McKesson Corporation ..................................  182,050       6,734,030
Tenet Healthcare Corporation* .........................  213,200      12,263,264
                                                                     -----------
                                                                      70,415,998
                                                                     -----------

HOTELS, RESTAURANTS
   & LEISURE--1.4%
Brinker International, Inc.* ..........................  468,400      11,897,360
                                                                     -----------

INDUSTRIAL
   CONGLOMERATES--3.0%
Tyco International Ltd. ...............................  519,250      25,515,945
                                                                     -----------

INFORMATION TECHNOLOGY
   CONSULTING & SERVICES--.9%
Affiliated Computer
   Services, Inc. Cl. A* ..............................   83,500       7,352,175
                                                                     -----------

INSURANCE--3.4%
American International
   Group, Inc. ........................................  319,890      25,143,354
Marsh & McLennan
   Companies, Inc. ....................................   41,900       4,053,825
                                                                     -----------
                                                                      29,197,179
                                                                     -----------

INTERNET SOFTWARE &
   SERVICES--.5%
VeriSign, Inc.*+ ......................................  116,750       4,519,393
                                                                     -----------

MEDIA--3.6%
AOL Time Warner Inc.* .................................  549,400      17,146,774
Comcast Corp., Cl. A Special* .........................  250,200       8,967,168
Viacom Inc. Cl. B* ....................................  108,400       3,957,684
                                                                     -----------
                                                                      30,071,626
                                                                     -----------

THE ALGER FUND
ALGER CAPITAL APPRECIATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2001


COMMON STOCKS--(CONT.)                               SHARES            VALUE
                                                     ------            -----
MULTILINE RETAIL--4.8%
Family Dollar Stores, Inc. ......................    149,800        $ 4,323,228
Target Corporation ..............................     43,300          1,348,795
Wal-Mart Stores, Inc. ...........................    679,350         34,918,590
                                                                    -----------
                                                                     40,590,613
                                                                    -----------
PHARMACEUTICALS--5.8%
American Home Products
   Corporation ..................................    354,400         19,786,152
Barr Laboratories, Inc.*+ .......................     52,000          3,785,600
Johnson & Johnson ...............................     79,300          4,592,263
King Pharmaceuticals, Inc.* .....................    304,133         11,858,146
Pfizer Inc. .....................................    219,022          9,177,022
                                                                    -----------
                                                                     49,199,183
                                                                    -----------
RETAIL--.8%
Michaels Stores, Inc.* ..........................    124,700          6,405,839
                                                                    -----------

SEMICONDUCTOR EQUIPMENT
   & PRODUCTS--.6%
Intersil Corporation Cl. A* .....................    164,000          5,371,000
                                                                    -----------

SOFTWARE--5.9%
Intuit Inc.* ....................................    563,600         22,667,992
Microsoft Corporation* ..........................    469,100         27,278,165
                                                                    -----------
                                                                     49,946,157
                                                                    -----------
SPECIALTY RETAIL--7.6%
Barnes & Noble, Inc.*+ ..........................    142,400          5,233,200
Bed Bath & Beyond Inc.* .........................    172,000          4,310,320
Best Buy Co., Inc.* .............................    238,550         13,096,395
Home Depot, Inc. ................................    853,675         32,635,995
Office Depot, Inc.* .............................    308,000          4,188,800
Toys ORO Us, Inc.* ..............................    247,200          4,696,800
                                                                    -----------
                                                                     64,161,510
                                                                    -----------
TOBACCO--2.3%
Philip Morris Companies Inc. ...................    415,300         19,436,040
                                                                   -----------

Total Common Stocks
   (Cost $823,358,157) .........................                   769,090,111
                                                                   -----------

                                                 PRINCIPAL
                                                   AMOUNT             VALUE
SHORT-TERM INVESTMENTS--15.0% ..................   ------             -----
U.S. GOVERNMENT &
   AGENCY OBLIGATIONS--8.7%
Federal Home Loan Banks,
   2.46%, 11/1/01
   (Cost $73,900,000) .......................... $73,900,000       $ 73,900,000
                                                                   ------------

OTHER SHORT-TERM
   INVESTMENTS--6.3%                               Shares
Securities Lending Quality Trust                   ------
   (Cost $53,605,571) (b) ......................  53,605,571         53,605,571
                                                                   ------------
Total Short-Term Investments
   (Cost $127,505,571) .........................                    127,505,571
                                                                   ------------

Total Investments
   (Cost $950,863,728)(a) ......................       105.7%       896,595,682
Liabilities in Excess of Other Assets...........       (5.7)        (48,711,541)
                                                       -----       ------------
Net Assets .....................................       100.0%      $847,884,141
                                                       =====       ============

 *  Non-income producing security.

 +  Securities partially or fully on loan.

(a) At October 31, 2001, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $952,783,899 amounted to $56,188,217 which consisted of aggregate gross unrealized appreciation of $44,891,000 and aggregate gross unrealized depreciation of $101,079,217.

(b) Represents investment of cash collateral received for securities on loan.

                       See Notes to Financial Statements.

THE ALGER FUND                                                              -36-
ALGER CAPITAL APPRECIATION PORTFOLIO(I)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                               CLASS A (II)
                                            ------------------------------------------------------------------------  -----------

                                                                YEAR ENDED OCTOBER 31,                    TEN MONTHS
                                            --------------------------------------------------------       ENDED     -----------
                                                                                                         OCTOBER 31,
                                               2001            2000           1999           1998         1997(iv)      2001
                                            -----------     ----------     ----------     ----------     ----------  -----------
Net asset value, beginning of period ...... $     13.54     $    13.57     $     9.03     $     8.72     $     7.20  $     13.09
                                            ------------    ----------     ----------     ----------     ----------  -----------
Net investment income (loss) ..............        (.05)(v)       (.11)(v)       (.12)(v)       (.05)(v)       (.03)        (.12)(v)
Net realized and unrealized gain (loss)
  on investments ..........................       (4.80)          2.01           5.50            .90           1.55        (4.61)
                                            ------------    -----------    -----------    ----------     ----------  -----------
Total from investment operations ..........       (4.85)          1.90           5.38            .85           1.52        (4.73)
Distributions from net realized gains .....        (.48)         (1.93)          (.84)          (.54)            --         (.48)
                                            -----------     ----------     ----------     ----------     ----------  -----------
Net asset value, end of period ............ $      8.21     $    13.54     $    13.57     $     9.03     $     8.72  $      7.88
                                            ===========     ==========     ==========     ==========     ==========  ===========
Total Return (vi) .........................       (36.8%)         12.6%          63.9%          10.7%          21.2%       (37.2%)
                                            ===========     ==========     ==========     ==========     ==========  ===========
Ratios and Supplemental Data:
  Net assets, end of period
    (000's omitted) ....................... $   179,365     $  366,296     $  147,929     $   54,415     $   15,572  $   572,068
                                            ===========     ==========     ==========     ==========     ==========  ===========
  Ratio of expenses excluding interest
    to average net assets .................        1.40%          1.36%          1.38%          1.42%          1.45%        2.15%
                                            ===========     ==========     ==========     ==========     ==========  ===========
  Ratio of expenses including interest
    to average net assets .................        1.40%          1.36%          1.44%          1.49%          1.53%        2.15%
                                            ===========     ==========     ==========     ==========     ==========  ===========
  Ratio of net investment income (loss)
    to average net assets .................       (.46%)         (.66%)         (.98%)         (.67%)         (.85%)      (1.20%)
                                            ===========     ==========     ==========     ==========     ==========  ===========
  Portfolio Turnover Rate .................      102.58%        132.37%        186.93%        184.07%        157.63%      102.58%
                                            ===========     ==========     ==========     ==========     ==========  ===========
  Amount of debt
    outstanding at end of period ..........          --             --             --             --             --           --
                                            ===========     ==========    ===========     ==========     ==========  ===========
  Average amount of debt
    outstanding during the period ......... $   174,795     $  138,087     $7,758,649     $2,814,493     $2,940,097    $ 174,795
                                            ===========     ==========    ===========     ==========     ==========  ===========
  Average daily number of portfolio
    shares outstanding during the period .. 116,640,268     97,199,509     42,330,298     29,012,853     23,217,597  116,640,268
                                            ===========     ==========    ===========     ==========     ==========  ===========
  Average amount of debt per portfolio
    share during the period ...............          --             --    $      0.18     $     0.10     $     0.13           --
                                            ===========     ==========    ===========     ==========     ==========  ===========

(i) Per share data has been adjusted to reflect the effect of a 3 for 1 stock split which occurred January 8, 1998.
(ii)  Initially offered January 1, 1997.
(iii) Initially offered August 1, 1997.
(iv)  Ratios have been annualized; total return has not been annualized.
(v)   Amount was computed based on average shares outstanding during the period.
(vi)  Does not reflect the effect of any sales charges.

                       See Notes to Financial Statements.

                         CLASS B                                                     CLASS C (III)
-------------------------------------------------------   --------------------------------------------------------------------------

                  YEAR ENDED OCTOBER 31,                                         YEAR ENDED OCTOBER 31,                THREE MONTHS
-------------------------------------------------------   ---------------------------------------------------------        ENDED
                                                                                                                        October 31,
    2000          1999           1998           1997          2001           2000            1999           1998         1997(iv)
----------     ----------     ----------     ----------   -----------     ----------      ----------     ----------     ----------
$    13.28     $     8.90     $     8.67     $     7.21   $     13.09     $     13.27     $     8.90     $     8.67     $     9.22
----------     ----------     ----------     ----------   -----------     -----------     ----------     ----------     ----------
      (.22)(v)       (.21)(v)       (.13)(v)       (.11)         (.12)(v)        (.22)(v)       (.22)(v)       (.12)(v)       (.02)

      1.96           5.43            .90           1.62         (4.62)           1.97           5.43            .89           (.53)
----------     ----------     ----------     ----------   -----------     -----------     ----------     ----------     ----------
      1.74           5.22            .77           1.51         (4.74)           1.75           5.21            .77           (.55)
     (1.93)          (.84)          (.54)          (.05)         (.48)          (1.93)          (.84)          (.54)            --
----------     ----------     ----------     ----------   -----------     -----------     ----------     ---------      ----------
$    13.09     $    13.28     $     8.90     $     8.67   $      7.87     $     13.09     $    13.27     $     8.90     $     8.67
==========     ==========     ==========     ==========   ===========     ===========     ==========     ==========     ==========
      11.6%          63.0%           9.9%          21.0%        (37.2%)          11.7%          62.9%           9.9%          (6.0%)
==========     ==========     ==========     ==========   ===========     ===========     ==========     ==========     ==========


$1,056,831     $  594,971     $  242,941        212,895   $    96,451     $   180,663     $   43,789     $    2,967     $      631
==========     ==========     ==========     ==========   ===========     ===========     ==========     ==========     ==========

      2.11%          2.12%          2.19%          2.27%         2.15%           2.12%          2.12%          2.18%          2.18%
==========     ==========     ==========     ==========   ===========     ===========     =========      ==========     ==========

      2.11%          2.21%          2.26%          2.38%         2.15%           2.12%          2.21%          2.25%          2.25%
==========     ==========     ==========     ==========   ===========     ===========     ==========     ==========     ==========

    (1.41%)         (1.77%)        (1.48%)        (1.72%)       (1.20%)         (1.42%)        (1.80%)        (1.46%)        (1.80%)
==========     ==========     ==========     ==========   ===========     ===========     ==========     ==========     ==========
    132.37%        186.93%        184.07%        157.63%       102.58%         132.37%        186.93%        184.07%        157.63%
==========     ==========     ==========     ==========   ===========     ===========     ==========     ==========     ==========

        --             --             --             --            --              --             --             --             --
==========     ==========     ==========     ==========   ===========     ===========     ==========     ==========     ==========

$  138,087     $7,758,649     $2,814,493     $2,940,097   $   174,795     $   138,087     $7,758,649     $2,814,493     $2,940,097
==========     ==========     ==========     ==========   ===========     ===========     ==========     ==========     ==========

97,199,509     42,330,298     29,012,853     23,217,597   116,640,268      97,199,509     42,330,298     29,012,853     23,217,597
==========     ==========     ==========     ==========   ===========     ===========     ==========     ==========     ==========

        --     $     0.18     $     0.10     $     0.13            --              --     $     0.18     $     0.10     $     0.13
==========     ==========     ==========     ==========   ===========     ===========     ==========     ==========     ==========

THE ALGER FUND
ALGER MONEY MARKET PORTFOLIO                                                -38-
SCHEDULE OF INVESTMENTS
October 31, 2001

U.S. GOVERNMENT &                       PRINCIPAL
AGENCY OBLIGATIONS--105.1%                AMOUNT          VALUE
                                          ------          -----
Federal Farm Credit Banks,
   2.46%, 11/1/01 .................... $ 65,000,000    $ 65,000,000
Federal Agricultural Mortgage
   Corporation,
   2.29%, 1/3/02 .....................   10,000,000       9,959,925
Federal Home Loan Banks,
   2.46%, 11/1/01 ....................   91,600,000      91,600,000
   2.28%, 12/17/01 ...................   10,000,000       9,970,867
   2.29%, 12/26/01 ...................   10,000,000       9,965,014
   2.22%, 1/10/02 ....................   10,000,000       9,956,833
   2.16%, 1/22/02 ....................   10,000,000       9,950,800
   2.16%, 1/30/02 ....................   10,000,000       9,946,000
Federal National Mortgage Assoc.,
   2.36%, 11/1/01 ....................   10,000,000      10,000,000
   2.48%, 11/1/01 ....................   50,000,000      50,000,000
   2.36%, 11/8/01 ....................   10,000,000       9,995,411
   2.34%, 11/15/01 ...................   10,000,000       9,990,900
   2.33%, 11/23/01 ...................   10,000,000       9,985,761
   2.32%, 11/29/01 ...................   10,000,000       9,981,956
   2.31%, 12/5/01 ....................   10,000,000       9,978,183
   2.30%, 12/12/01 ...................   10,000,000       9,973,807
   2.23%, 1/17/02 ....................   10,000,000       9,952,303
Federal Home Loan Mortgage
   Corp.,
   2.44%, 11/1/01 ....................   50,000,000      50,000,000
   2.22%, 2/27/02 ....................   10,000,000       9,927,232
Student Loan Marketing Assoc.,
   2.46%, 11/1/01 ....................   17,000,000      17,000,000
                                                       ------------
Total U.S. Government &
   Agency Obligations
   (Cost $423,134,992) ...............                  423,134,992
                                                       ------------

SECURITIES HELD UNDER
   REPURCHASE AGREEMENTS--1.2%
Securities Held Under Repurchase
   Agreements,  2.50%, 11/1/01,
   with State Street Bank and
   Trust Company, dtd 10/31/01,
   repurchase  price $4,900,340;
   collateralized by Federal Home
   Loan Banks (par value $4,895,000,
   4.75%, due 6/4/03) ................                 $  4,900,000
                                                       ------------

Total Investments
   (Cost $428,034,992) (a) ...........        106.3%    428,034,992
Liabilities in Excess of Other Assets          (6.3)    (25,520,165)
                                              -----    ------------
Net Assets ...........................        100.0%   $402,514,827
                                              =====    ============




(a) At October 31, 2001, the net unrealized appreciation on investments based on cost for federal income tax purposes was the same as the cost for financial reporting purposes.

                       See Notes to Financial Statements.

THE ALGER FUND
Alger MONEY MARKET PORTFOLIO                                                -39-
Financial Highlights
For a share outstanding throughout the year

                                                                          Year Ended October 31,
                                                     ------------------------------------------------------
                                                        2001       2000       1999       1998        1997
                                                     ---------   --------   --------   --------    --------
Net asset value, beginning of year ............      $  1.0000   $ 1.0000   $ 1.0000   $ 1.0000    $ 1.0000
                                                     ---------   --------   --------   --------    --------
Net investment income .........................          .0387      .0527      .0423      .0476       .0479
Dividends from net investment income ..........         (.0387)    (.0527)     (.042)    (.0476)     (.0479)
                                                     ---------   --------   --------   --------    --------
Net asset value, end of year ..................      $  1.0000   $ 1.0000   $ 1.0000   $ 1.0000    $ 1.0000
                                                     =========   ========   ========   ========    ========
Total Return ..................................           3.9%       5.4%       4.3%       4.9%        4.9%
                                                     =========   ========   ========   ========    ========
Ratios and Supplemental Data:
   Net assets, end of year
   (000's omitted) ............................      $ 402,515   $233,526   $241,310   $172,862    $179,407
                                                     =========   ========   ========   ========    ========
Ratio of expenses to average net assets .......           .71%       .78%       .72%       .76%        .81%
                                                     =========   ========   ========   ========    ========
Ratio of net investment income
   to average net assets ......................          3.88%      5.14%      4.37%      4.84%       4.76%
                                                     =========   ========   ========   ========    ========










                       See Notes to Financial Statements.

THE ALGER FUND
STATEMENTS OF ASSETS AND LIABILITIES                                        -40-
(in thousands,  except per share amounts)
October 31, 2001

                                                                          Small                             Capital
                                                          LargeCap       Capital-                MidCap      Appre-       Money
                                                           Growth        ization    Balanced     Growth      ciation      Market
ASSETS:                                                   Portfolio     Portfolio  Portfolio    Portfolio   Portfolio    Portfolio
                                                          -----------   ---------  ---------    ---------  -----------   ---------
Investments in securities, at value
  (identified cost*)--see accompanying
  schedules of investments ............................  $   859,568   $ 181,480   $ 323,301   $ 650,595   $   896,596   $ 428,035
Cash ..................................................           28          87          95          62            57          27
Receivable for investment securities sold .............           --      21,399          --       9,489        22,562          --
Receivable for shares of beneficial
     interest sold ....................................       20,643       6,132       1,178      14,785        10,224       5,155
Dividends and interest
     receivable .......................................          355           3       1,696          29           165          --
Prepaid expenses ......................................           86          49          38          25            85          70
                                                         -----------   ---------   ---------   ---------   -----------   ---------
Total Assets ..........................................      880,680     209,150     326,308     674,985       929,689     433,287
                                                         -----------   ---------   ---------   ---------   -----------   ---------

LIABILITIES:
Payable for securities loaned .........................       15,491          --       6,977          --        53,606          --
Bank loan payable .....................................           --       6,900          --          --            --          --
Payable for investment
     securities purchased .............................           --       2,117          --      13,913        24,078          --
Payable for shares of beneficial
     interest redeemed ................................        1,990         583       1,314      24,957         2,075      30,345
Accrued investment management fees ....................          568         152         207         457           643         136
Accrued distribution fees .............................          414          88         139         311           437          --
Accrued shareholder servicing fees ....................          190          44          69         143           186          --
Dividends payable--Note 2(e) ..........................           --          --          --          --            --          46
Accrued expenses ......................................          702         309         203         501           780         245
                                                         -----------   ---------   ---------   ---------   -----------   ---------
  Total Liabilities ...................................       19,355      10,193       8,909      40,282        81,805      30,772
                                                         -----------   ---------   ---------   ---------   -----------   ---------
NET ASSETS ............................................  $   861,325   $ 198,957   $ 317,399   $ 634,703   $   847,884   $ 402,515
                                                         ===========   =========   =========   =========   ===========   =========

Net Assets Consist of:
  Paid-in capital .....................................  $ 1,098,570   $ 369,557   $ 351,636   $ 724,619   $ 1,367,028   $ 402,812
  Undistributed net investment
    income (accumulated loss) .........................       (9,703)     (4,186)      4,512      (9,355)      (11,878)         --
  Undistributed net realized
    gain (accumulated loss) ...........................     (183,867)   (166,564)    (38,171)    (73,399)     (452,998)       (297)
  Net unrealized appreciation (depreciation) ..........      (43,675)        150        (578)     (7,162)      (54,268)         --
                                                         -----------   ---------   ---------   ---------   -----------   ---------

NET ASSETS ............................................  $   861,325   $ 198,957   $ 317,399   $ 634,703   $   847,884   $ 402,515
                                                         ===========   =========   =========   =========   ===========   =========
Class A
   Net Asset Value Per Share ..........................  $      9.47   $    3.54   $   18.67   $    6.92   $      8.21          --
                                                         ===========   =========   =========   =========   ===========   =========
   Offering Price Per Share ...........................  $      9.94   $    3.72   $   19.60   $    7.27   $      8.62          --
                                                         ===========   =========   =========   =========   ===========   =========
Class B
   Net Asset Value and
    Offering Price Per Share ..........................  $      9.02   $    3.36   $   18.17   $    6.58   $      7.88   $    1.00
                                                         ===========   =========   =========   =========   ===========   =========
Class C
  Net Asset Value Per Share ...........................  $      9.02   $    3.36   $   18.24   $    6.56   $      7.87          --
                                                         ===========   =========   =========   =========   ===========   =========
  Offering Price Per Share ............................  $      9.11   $    3.39   $   18.42   $    6.63   $      7.95          --
                                                         ===========   =========   =========   =========   ===========   =========
Shares of beneficial interest outstanding--Note 6
  Class A .............................................       24,356      18,128       5,433      22,298        21,837          --
                                                         ===========   =========   =========   =========   ===========   =========
  Class B .............................................       64,466      38,892       8,740      64,881        72,623     402,813
                                                         ===========   =========   =========   =========   ===========   =========
  Class C .............................................        5,424       1,260       3,136       8,165        12,250          --
                                                         ===========   =========   =========   =========   ===========   =========

*Identified cost ......................................  $   903,243   $ 181,330   $ 323,879   $ 657,757   $   950,864   $ 428,035
                                                         ===========   =========   =========   =========   ===========   =========

                        See Notes to Financial Statements

THE ALGER FUND                                                              -41-
STATEMENTS OF OPERATIONS (in thousands)
For the year ended October 31, 2001

                                                             Small                            Capital
                                               LargeCap     Capital-               MidCap      Appre-      Money
                                                Growth      ization    Balanced    Growth      ciation     Market
INVESTMENT INCOME:                             Portfolio   Portfolio  Portfolio   Portfolio   Portfolio   Portfolio
                                              ----------   ---------   --------   ---------   ---------   --------
Income:
 Dividends ..................................  $   7,479   $     202   $  1,173   $     461   $   6,566   $     --
 Interest ...................................      2,328       1,551      9,546       3,520       4,102     15,891
                                               ---------   ---------   --------   ---------   ---------   --------
 Total Income ...............................      9,807       1,753     10,719       3,981      10,668     15,891
                                               ---------   ---------   --------   ---------   ---------   --------

Expenses:
  Management fees--Note 3(a) ................      8,021       2,427      2,416       5,622       9,595      1,730
  Distribution fees--Note 3(b):
    Class B .................................      5,586       1,494      1,166       3,691       5,747         --
    Class C .................................        447          51        430         418       1,005         --
  Shareholder servicing fees--Note 3(f) .....      2,674         714        805       1,757       2,822         --
  Interest on line of credit utilized--Note 5          7           3          1           1           5          1
  Custodian fees ............................         98          46         40          75         105         47
  Transfer agent fees and
    expenses--Note 3(e) .....................      2,313       1,021        478       1,411       2,995        542
  Professional fees .........................         69          21          6          49          39         12
  Trustees' fees ............................          8           8          8           8           8          8
  Registration fees .........................         64          77         53         155          42         22
  Miscellaneous .............................        223          77         52         149         183         90
                                               ---------   ---------   --------   ---------   ---------   --------
  Total Expenses ............................     19,510       5,939      5,455      13,336      22,546      2,452
                                               ---------   ---------   --------   ---------   ---------   --------
NET INVESTMENT
   INCOME (LOSS) ............................     (9,703)     (4,186)     5,264      (9,355)    (11,878)    13,439
                                               ---------   ---------   --------   ---------   ---------   --------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments ............   (172,699)   (166,193)   (37,024)    (64,016)   (431,225)      (218)
Net change in unrealized appreciation
 (depreciation) on investments ..............   (169,262)    (24,972)    (7,862)   (103,577)   (121,549)        --
                                               ---------   ---------   --------   ---------   ---------   --------
Net realized and unrealized
 loss on investments ........................   (341,961)   (191,165)   (44,886)   (167,593)   (552,774)      (218)
                                               ---------   ---------   --------   ---------   ---------   --------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS ...............................  $(351,664)  $(195,351)  $(39,622)  $(176,948)  $(564,652)  $ 13,221
                                               =========   =========   ========   =========   =========   ========




                       See Notes to Financial Statements.

THE ALGER FUND                                                              -42-
STATEMENTS OF CHANGES IN NET ASSETS (in  thousands)
For the year ended October 31, 2001

                                                                    Small                               Capital
                                                     LargeCap     Capital-                  MidCap       Appre-     Money
                                                      Growth       ization    Balanced      Growth       ciation    Market
                                                     Portfolio    Portfolio   Portfolio    Portfolio    Portfolio  Portfolio
                                                    ----------   ----------   ---------   -----------  ----------  ---------
Net investment income (loss) ....................  $    (9,703)  $  (4,186)  $   5,264   $  (9,355)    $ (11,878)    $13,439

Net realized loss on investments ................     (172,699)   (166,193)    (37,024)    (64,016)     (431,225)       (218)

Net change in unrealized appreciation
   (depreciation) on investments ................     (169,262)    (24,972)     (7,862)   (103,577)     (121,549)         --
                                                   -----------   ---------   ---------   -----------   ---------     -------
  Net increase (decrease) in net assets
     resulting from operations ..................     (351,664)   (195,351)    (39,622)   (176,948)     (564,652)     13,221
                                                   -----------   ---------   ---------   -----------   ---------     -------
Dividends and distributions to shareholders from:
 Net investment income

  Class A .......................................           --          --      (1,065)         --            --          --

  Class B .......................................           --          --      (1,254)         --            --     (13,439)

   Class C ......................................           --          --        (441)         --            --          --

 Net realized gains

   Class A ......................................      (18,355)    (20,030)         --     (14,320)      (10,161)         --

  Class B .......................................      (60,776)    (67,405)         --     (64,744)      (37,779)         --

  Class C .......................................       (4,659)     (2,276)         --      (6,442)       (6,592)         --
                                                   -----------   ---------   ---------   -----------   ---------     -------
Total dividends and distributions to shareholders      (83,790)    (89,711)     (2,760)    (85,506)      (54,532)    (13,439)
                                                   -----------   ---------   ---------   -----------   ---------     -------
Increase (decrease) from shares of beneficial
  interest transactions:

  Class A .......................................        7,650      22,542      21,325      60,822       (64,520)         --

  Class B .......................................      (10,769)     13,133      47,431      87,484       (61,794)    169,207

  Class C .......................................        7,784         194      15,639      23,482       (10,408)         --
                                                   -----------   ---------   ---------   -----------   ---------     -------
Net increase (decrease) from shares of beneficial
   interest transactions--Note 6 ................        4,665      35,869      84,395     171,788      (136,722)    169,207
                                                   -----------   ---------   ---------   -----------   ---------     -------
   Total increase (decrease) ....................     (430,789)   (249,193)     42,013     (90,666)     (755,906)    168,989

Net Assets:

    Beginning of year ...........................    1,292,114     448,150     275,386     725,369     1,603,790     233,526
                                                   -----------   ---------   ---------   -----------   ---------     -------
    End of year .................................  $   861,325   $ 198,957   $ 317,399   $ 634,703   $   847,884   $ 402,515
                                                   ===========   =========   =========   =========   ===========   =========
Undistributed net investment
   income (accumulated loss) ....................  $    (9,703)  $  (4,186)  $   4,512   $  (9,355)  $   (11,878)  $      --
                                                   ===========   =========   =========   =========   ===========   =========




                       See Notes to Financial Statements.

THE ALGER FUND                                                              -43-
STATEMENTS OF CHANGES IN NET ASSETS (in  thousands)
For the year ended October 31, 2000

                                                                       Small                               Capital
                                                         LargeCap    Capital-                  MidCap       Appre-       Money
                                                          Growth      ization     Balanced     Growth       ciation     Market
                                                        Portfolio*   Portfolio    Portfolio   Portfolio    Portfolio   Portfolio
                                                       -----------   ---------    ---------   ---------   -----------   ---------
Net investment income (loss) .........................  $   (11,368)  $  (7,913)  $   1,915   $  (5,729)  $   (18,684)  $  15,930

Net realized gain (loss) on investments ..............       82,649      92,099        (924)     84,452        39,348          (3)

Net change in unrealized appreciation
   (depreciation) on investments .....................       (5,654)    (83,423)      1,906      71,287       (49,790)         --
                                                        -----------   ---------   ---------   ---------   -----------   ---------
  Net increase (decrease) in net assets
     resulting from operations .......................       65,627         763       2,897     150,010       (29,126)     15,927
                                                        -----------   ---------   ---------   ---------   -----------   ---------
Dividends and distributions to shareholders from:
 Net investment income

  Class A ............................................           --          --         (85)         --            --          --

  Class B ............................................           --          --        (118)         --            --     (15,930)

  Class C ............................................           --          --         (24)         --            --          --

 Net realized gains

  Class A ............................................      (38,393)     (9,118)     (1,018)     (7,104)      (24,442)         --

  Class B ............................................     (136,938)    (73,991)     (4,386)    (47,287)      (91,441)         --

  Class C ............................................       (6,306)     (1,539)     (1,265)     (2,332)       (7,820)         --
                                                        -----------   ---------   ---------   ---------   -----------   ---------
Total dividends and distributions to shareholders ....     (181,637)    (84,648)     (6,896)    (56,723)     (123,703)    (15,930)
                                                        -----------   ---------   ---------   ---------   -----------   ---------
Increase (decrease) from shares of beneficial interest
   transactions:

  Class A ............................................      120,024      56,656      82,915      74,593       248,964          --

  Class B ............................................      216,520     (28,373)     81,066     212,448       556,754      (7,781)

  Class C ............................................       40,873       6,265      35,683      36,829       164,212          --
                                                        -----------   ---------   ---------   ---------   -----------   ---------
Net increase (decrease) from shares of beneficial
   interest transactions--Note 6 .....................      377,417      34,548     199,664     323,870       969,930      (7,781)
                                                        -----------   ---------   ---------   ---------   -----------   ---------
   Total increase (decrease) .........................      261,407     (49,337)    195,665     417,157       817,101      (7,784)

Net Assets:

    Beginning of year ................................    1,030,707     497,487      79,721     308,212       786,689     241,310
                                                        -----------   ---------   ---------   ---------   -----------   ---------
    End of year ......................................  $ 1,292,114   $ 448,150   $ 275,386   $ 725,369   $ 1,603,790   $ 233,526
                                                        ===========   =========   =========   =========   ===========   =========
Undistributed net investment
   income (accumulated loss) .........................  $   (11,368)  $  (7,913)  $   1,915   $  (5,729)  $   (18,684)  $      --
                                                        ===========   =========   =========   =========   ===========   =========

* Prior to September 29, 2000, the Alger LargeCap Growth Portfolio was the Alger Growth Portfolio.


                       See Notes to Financial Statements.

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- General:

      The Alger Fund (the "Fund") is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing an unlimited number of shares of beneficial interest in six portfolios--LargeCap Growth Portfolio, Small Capitalization Portfolio, Balanced Portfolio, MidCap Growth Portfolio, Capital Appreciation Portfolio and Money Market Portfolio (the "Portfolios"). The LargeCap Growth Portfolio, Small Capitalization Portfolio, MidCap Growth Portfolio and Capital Appreciation Portfolio normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Balanced
Portfolio's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities. The Money Market Portfolio's investment objective is high current income which it seeks to achieve by investing in short-term instruments.

      Each Portfolio, other than the Money Market Portfolio, offers Class A, Class B and Class C shares. Class A and Class C shares were first offered on January 1, 1997 and August 1, 1997, respectively. Class A shares are generally subject to an initial sales charge while Class B shares are generally subject to a deferred sales charge. Class C shares are generally subject to an initial sales charge and a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Each class has identical rights to assets and earnings except that only Class B and Class C shares have plans of distribution and bear the related expenses.

NOTE 2 --  Significant Accounting Policies:

(a) INVESTMENT VALUATION: Investments of the Portfolios, other than the Money Market Portfolio, are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

The investments of the Money Market Portfolio, and short-term securities held by the other Portfolios having a remaining maturity of sixty days or less, are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

(b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

Effective November 1, 2000, premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities. This change in accounting policy which has been applied retroactively had no material effect on the accompanying financial statements.

(c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Continued)


upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

(d) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio's total assets, as defined. The Portfolios earn fees on the securities loaned, which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any required additional collateral is delivered to the Portfolios on the next business day. At October 31, 2001, the value of securities loaned and collateral received thereon were as follows:

                                              Value of
                                             Securities         Value of
                                               Loaned          Collateral
                                             ----------        ----------

LargeCap Growth Portfolio ...............    $21,093,157       $21,545,883
LargeCap Growth
  Portfolio .............................    $14,780,835       $15,490,585
Small Capitalization
  Portfolio .............................      8,256,542        11,181,995
Balanced Portfolio ......................      6,638,891         6,976,740
MidCap Growth
  Portfolio .............................      1,891,263         2,230,942
Capital Appreciation
  Portfolio .............................     51,726,614        53,605,571
Money Market
  Portfolio .............................             --                --

(e) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded on the ex-dividend date.

      The Money Market Portfolio declares dividends daily from net investment income; such dividends are paid monthly. The dividends from net investment income of the other Portfolios are declared and paid annually.

      With respect to all Portfolios, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

      Each class is treated separately in determining the amounts of dividends of net investment income and distributions of capital gains payable to holders of its shares.

      The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolios' distributions, other than the Money Market Portfolio, may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

      At October 31, 2001, the LargeCap Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio and the Capital Appreciation Portfolio reclassified $30,796,626, $58,952,361, $64,677, $16,040,977 and $35,548,213, respectively, from undistributed net investment loss to either accumulated undistributed net realized gain or paid-in capital. The reclassifications had no impact on the net asset values of the Portfolios and are designed to present the Portfolios' capital accounts on a tax basis.

(f) FEDERAL INCOME TAXES: It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided a Portfolio maintains such compliance, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance. At October 31, 2001, the net capital loss carryforwards of the LargeCap Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio and the Money Market Portfolio which may be used to offset future net realized gains were approximately

THE ALGER FUND                                                              -46-
NOTES TO FINANCIAL STATEMENTS (Continued)



$164,971,000,   $162,218,000,   $35,419,000,   $68,890,000,   $450,587,000  and
$296,000, respectively, and expire between 2002 and 2009.

(g) ALLOCATION METHODS: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them. Income, realized and unrealized gains and losses, and expenses of each Portfolio, other than the Money Market Portfolio, are allocated among the Portfolio's classes based on relative net assets, with the exception of distribution fees, which are only applicable to Class B and Class C shares.

(h) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3 -- Investment Management Fees and Other Transactions with Affiliates:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of its Investment Management Agreement with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and are computed based on the value of the average daily net assets of each Portfolio at the following annual rates:

  LargeCap Growth Portfolio .....................  .75%
  Small Capitalization Portfolio ................  .85
  Balanced Portfolio ............................  .75
  MidCap Growth Portfolio .......................  .80
  Capital Appreciation Portfolio ................  .85
  Money Market Portfolio ........................  .50

(b) DISTRIBUTION FEES: Class B Shares--The Funan Amended and Restated Plan of Distribution pursuant to which Class B shares of each Portfolio, other than the Money Market Portfolio, reimburse Fred Alger & Company, Incorporated, the Fund's distributor (the "Distributor"), for costs and expenses incurred by the Distributor in connection with advertising, marketing and selling the Class B shares. The distribution fee is not to exceed an annual rate of .75% of the respective average daily net assets of the Class B shares of the designated Portfolios. If in any month, the costs incurred by the Distributor relating to the Class B shares are in excess of the distribution fees charged to the Class B shares of the Portfolios, the excess may be carried forward, with interest, and sought to be reimbursed in future periods. As of October 31, 2001, such excess carried forward was approximately $20,306,000, $15,838,000, $5,341,000,
$7,950,000 and $27,356,000 for Class B shares of the LargeCap Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, and the Capital Appreciation Portfolio, respectively. Contingent deferred sales charges imposed on redemptions of Class B shares will reduce the amount of distribution expenses for which reimbursement may be sought. See Note 3(c) below.

Class C Shares--The Fund has adopted a Distribution Plan pursuant to which Class C shares of each Portfolio, other than the Money Market Portfolio, pay the Distributor a fee at the annual rate of .75% of the respective average daily net assets of the Class C shares of the designated Portfolios to compensate the Distributor for its activities and expenses incurred in distributing the Class C shares. The fees charged may be more or less than the expenses incurred by the Distributor.

(c) SALES CHARGES: The purchases and sales of shares of the Portfolios, other than the Money Market Portfolio, may be subject to initial sales charges or contingent deferred sales charges. For the year ended October 31, 2001, the initial sales charges and contingent deferred sales charges retained by the Distributor were approximately $100,000 and $6,625,000, respectively. The contingent deferred sales charges are used by the Distributor to offset distribution expenses previously incurred. Sales charges do not represent expenses of the Fund.

THE ALGER FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

(d) BROKERAGE COMMISSIONS: During the year ended October 31, 2001, the LargeCap Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio and the Capital Appreciation Portfolio paid the Distributor commissions of $1,905,984, $719,985, $330,188, $1,245,923 and
$1,901,175, respectively, in connection with securities transactions.

(e) TRANSFER AGENT FEES AND EXPENSES: Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, serves as transfer agent for the Fund. During the year ended October 31, 2001, the LargeCap Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio and the Money Market Portfolio incurred fees of $1,693,620, $921,050, $364,685, $1,078,956, $2,548,150 and
$396,940, respectively, for services provided by Alger Services. In addition, during the year ended October 31 2001, the LargeCap Growth Portfolio, the Small Capitalization Portfolio, the Balanced Portfolio, the MidCap Growth Portfolio, the Capital Appreciation Portfolio and the Money Market Portfolio reimbursed Alger Services $619,190, $100,263, $112,942, $332,448, $446,657 and $145,131,
respectively, for transfer agent related expenses paid by Alger Services on behalf of the Portfolios.

(f) SHAREHOLDER SERVICING FEES: The Fund has entered into a shareholder servicing agreement with the Distributor whereby the Distributor provides each Portfolio, other than the Money Market Portfolio, with ongoing servicing of shareholder accounts. As compensation for such services, each designated Portfolio pays the Distributor a monthly fee at an annual rate equal to .25% of each Portfolio's average daily net assets.

(g) OTHER TRANSACTIONS WITH AFFILIATES: Certain trustees and officers of the Fund are directors and officers of Alger Management, the Distributor and Alger Services.

NOTE 4 -- Securities Transactions:

      The following summarizes the securities transactions by the Fund, other than short-term securities, for the year ended October 31, 2001 (in thousands):

                                    PURCHASES              SALES
                                    ---------              -----

LargeCap Growth
 Portfolio ..................... $  931,954,663        $960,033,883
Small Capitalization
 Portfolio .....................    516,145,450         535,279,755
Balanced Portfolio .............    318,783,345         217,247,847
MidCap Growth
 Portfolio .....................    910,270,501         740,033,751
Capital Appreciation
 Portfolio .....................  1,094,991,267       1,151,323,913

NOTE 5-- Lines of Credit:

      The Fund has both committed and uncommitted lines of credit with banks. All borrowings have variable interest rates and are payable on demand. With the exception of the Capital Appreciation Portfolio, the Fund borrows under such lines of credit exclusively for temporary or emergency purposes. Loans outstanding on October 31, 2001 had an interest rate of 3.19%.

      The Capital Appreciation Portfolio may borrow under these lines up to 1/3 of the value of its assets, as defined, to purchase additional securities. To the extent the Capital Appreciation Portfolio borrows under these lines, it must pledge securities with a total value of at least twice the amount borrowed. For the year ended October 31, 2001, the Capital Appreciation Portfolio had borrowings which averaged $174,795 at a weighted average interest rate of 2.77%.

THE ALGER FUND                                                              -48-
NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 6-- Share Capital:

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into six series. Each series, other than the Money Market Portfolio, is divided into three separate classes. The transactions of shares of beneficial interest were as follows:

                                            FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                             OCTOBER 31, 2001               OCTOBER 31, 2000
                                         SHARES          AMOUNT           SHARES         AMOUNT
                                         ------          ------           ------         ------
Alger LargeCap Growth Portfolio
 Class A:
  Shares sold ......................   162,527,138   $ 1,830,805,578    162,449,155   $ 2,482,401,072
  Shares converted from Class B ....     1,744,902        19,313,841      1,743,049        26,577,277
  Dividends reinvested .............     1,455,788        17,178,299      2,500,745        35,785,660
  Shares redeemed ..................  (164,368,986)   (1,859,646,946)  (158,493,375)   (2,424,739,451)
                                      ------------   ---------------   ------------   ---------------
  Net increase .....................     1,358,842   $     7,650,772      8,199,574   $   120,024,558
                                      ============   ===============   ============   ===============
 Class B:
  Shares sold ......................   113,158,724   $ 1,222,173,474    207,051,376   $ 3,059,360,172
  Dividends reinvested .............     5,101,144        57,744,954      9,240,884       128,263,469
  Shares converted to Class A ......    (1,824,694)      (19,313,841)    (1,801,857)      (26,577,277)
  Shares redeemed ..................  (118,417,762)   (1,271,372,944)  (199,088,996)   (2,944,526,617)
                                      ------------   ---------------   ------------   ---------------
  Net increase (decrease) ..........    (1,982,588)  $   (10,768,357)    15,401,407   $   216,519,747
                                      ============   ===============   ============   ===============
 Class C:
  Shares sold ......................     3,079,453   $    33,423,162      6,077,592   $    89,824,465
  Dividends reinvested .............       395,810         4,476,606        439,173         6,091,330
  Shares redeemed ..................    (2,907,126)      (30,115,675)    (3,749,529)      (55,042,716)
                                      ------------   ---------------   ------------   ---------------
  Net increase .....................       568,137   $     7,784,093      2,767,236   $    40,873,079
                                      ============   ===============   ============   ===============
Alger Small Capitalization Portfolio
 Class A:
  Shares sold ......................   198,728,297   $   882,271,963     61,143,690   $   634,356,124
  Shares converted from Class B ....     5,644,043        27,015,364      5,197,378        53,753,929
  Dividends reinvested .............     3,184,639        17,611,053        760,113         7,654,340
  Shares redeemed ..................  (202,098,063)     (904,356,750)   (61,193,895)     (639,108,096)
                                      ------------   ---------------   ------------   ---------------
  Net increase .....................     5,458,916   $    22,541,630      5,907,286   $    56,656,297
                                      ============   ===============   ============   ===============
 Class B:
  Shares sold ......................    22,841,143   $    95,596,070     45,801,106   $   475,351,587
  Dividends reinvested .............    12,370,011        65,313,656      7,118,807        69,835,497
  Shares converted to Class A ......    (5,922,135)      (27,015,364)    (5,353,313)      (53,753,929)
  Shares redeemed ..................   (28,588,548)     (120,761,077)   (50,806,572)     (519,806,493)
                                      ------------   ---------------   ------------   ---------------
  Net increase (decrease) ..........       700,471   $    13,133,285     (3,239,972)  $   (28,373,338)
                                      ============   ===============   ============   ===============
 Class C:
  Shares sold ......................       240,494   $     1,131,896      1,523,544   $    16,682,243
  Dividends reinvested .............       401,376         2,119,264        144,825         1,419,283
  Shares redeemed ..................      (683,960)       (3,057,492)    (1,122,291)      (11,836,447
                                      ------------   ---------------   ------------   ---------------
  Net increase (decrease) ..........       (42,090)  $       193,668        546,078   $     6,265,079
                                      ============   ===============   ============   ===============

THE ALGER FUND                                                              -49-
NOTES TO FINANCIAL STATEMENTS (Continued)

                                      For the year ended              For the year ended
                                      October 31, 2001                 October 31, 2000
                                    Shares          Amount           Shares          Amount
                                    ------          ------           ------          ------
Alger Balanced Portfolio
 Class A:
  Shares sold .................     6,768,510   $   132,115,149      4,565,490   $    99,530,708
  Shares converted from Class B        89,153         1,743,871         71,386         1,557,011
  Dividends reinvested ........        50,567         1,011,849         50,553         1,040,369
  Shares redeemed .............    (5,876,424)     (113,546,080)      (882,695)      (19,213,016)
                                -------------   ---------------   ------------   ---------------
  Net increase ................     1,031,806   $    21,324,789      3,804,734   $    82,915,072
                                =============   ===============   ============   ===============
 Class B:
  Shares sold .................     7,906,564   $   152,560,732      8,075,884   $   173,063,380
  Dividends reinvested ........        59,494         1,166,087        208,439         4,227,147
  Shares converted to Class A .       (91,355)       (1,743,871)       (72,703)       (1,557,011)
  Shares redeemed .............    (5,478,908)     (104,552,368)    (4,422,449)      (94,667,065)
                                -------------   ---------------   ------------   ---------------
  Net increase ................     2,395,795   $    47,430,580      3,789,171   $    81,066,451
                                =============   ===============   ============   ===============
 Class C:
  Shares sold .................     2,014,351   $    39,232,676      1,898,378   $    40,718,761
  Dividends reinvested ........        20,669           406,567         54,299         1,104,984
  Shares redeemed .............    (1,271,687)      (24,000,107)      (288,169)       (6,141,241)
                                -------------   ---------------   ------------   ---------------
  Net increase ................       763,333   $    15,639,136      1,664,508   $    35,682,504
                                =============   ===============   ============   ===============
Alger MidCap Growth Portfolio
 Class A:*
  Shares sold .................   270,656,811   $ 2,080,103,823    145,344,275   $ 1,400,353,840
  Shares converted from Class B     1,583,901        12,360,222      1,036,760         9,984,433
  Dividends reinvested ........     1,711,048        13,585,724        869,019         6,856,558
  Shares redeemed .............  (265,578,828)   (2,045,227,353)  (139,332,954)   (1,342,601,390)
                                -------------   ---------------   ------------   ---------------
  Net increase ................     8,372,932   $    60,822,416      7,917,100   $    74,593,441
                                =============   ===============   ============   ===============

 Class B:*
  Shares sold .................    59,173,020   $   453,904,946     54,409,817   $   511,828,795
  Dividends reinvested ........     7,947,406        60,320,808      5,616,424        42,984,366
  Shares converted to Class A .    (1,661,494)      (12,360,222)    (1,072,154)       (9,984,433)
  Shares redeemed .............   (54,994,107)     (414,381,042)   (35,562,632)     (332,380,942)
                                -------------   ---------------   ------------   ---------------
  Net increase ................    10,464,825   $    87,484,490     23,391,455   $   212,447,786
                                =============   ===============   ============   ===============
 Class C:*
  Shares sold .................     6,129,849   $    46,967,325      5,308,692   $    50,459,581
  Dividends reinvested ........       812,983         6,162,412        284,495         2,173,537
  Shares redeemed .............    (4,033,062)      (29,647,378)    (1,693,505)      (15,804,677)
                                -------------   ---------------   ------------   ---------------
  Net increase ................     2,909,770   $    23,482,359      3,899,682   $    36,828,441
                                =============   ===============   ============   ===============

THE ALGER FUND                                                              -50-
NOTES TO FINANCIAL STATEMENTS (Continued)

                                         FOR THE YEAR ENDED                          FOR THE YEAR ENDED
                                          OCTOBER 31, 2001                            OCTOBER 31, 2000
                                       SHARES         AMOUNT              SHARES            AMOUNT
                                       ------         ------              ------           --------
Alger Capital Appreciation Portfolio
 Class A:
   Shares sold .................     151,270,242   $ 1,527,584,316       167,135,442   $  2,628,765,000
   Shares converted from Class B         642,324         6,213,185           910,674         14,344,012
   Dividends reinvested ........         877,332         9,791,019         1,559,442         23,422,814
   Shares redeemed .............    (158,003,028)   (1,608,108,893)     (153,453,836)    (2,417,567,657)
                                 ---------------   ---------------   ---------------   ----------------
  Net increase (decrease) ......      (5,213,130)  $   (64,520,373)       16,151,722   $    248,964,169
                                 ===============   ===============   ===============   ================

 Class B:
   Shares sold .................      59,832,435   $   613,455,067       137,803,098   $  2,111,394,871
   Dividends reinvested ........       3,314,857        35,701,014         5,932,840         86,797,445
   Shares converted to Class A .        (667,378)       (6,213,185)         (937,583)       (14,344,012)
   Shares redeemed .............     (70,576,090)     (704,737,305)     (106,892,604)    (1,627,094,311)
                                 ---------------   ---------------   ---------------   ----------------
   Net increase (decrease) .....      (8,096,176)  $   (61,794,409)       35,905,751   $    556,753,993
                                 ===============   ===============   ===============   ================
 Class C:
  Shares sold ..................      10,635,925   $   104,323,214        16,104,072   $    247,401,803
  Dividends reinvested .........         575,854         6,196,182           498,863          7,293,385
  Shares redeemed ..............     (12,765,556)     (120,927,216)       (6,097,998)       (90,483,748)
                                 ---------------   ---------------   ---------------   ----------------
   Net increase (decrease) .....      (1,553,777)  $   (10,407,820)       10,504,937   $    164,211,440
                                 ===============   ===============   ===============   ================
Alger Money Market Portfolio
  Shares sold ..................   7,934,516,620   $ 7,934,516,620    11,125,335,270   $ 11,125,335,270
  Dividends reinvested .........      11,070,046        11,070,046        12,394,274         12,394,274
  Shares redeemed ..............  (7,776,379,195)   (7,776,379,195)  (11,145,511,173)   (11,145,511,173)
                                 ---------------   ---------------   ---------------   ----------------
  Net  increase (decrease) .....     169,207,471   $   169,207,471        (7,781,629)  $     (7,781,629)
                                 ===============   ===============   ===============   ================

-----------------
 * Adjusted to reflect the effect of a 3 for 1 stock split which occurred on April 20, 2000.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To the Shareholders and
 Board of Trustees of The Alger Fund:

       We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Alger Fund (a Massachusetts business trust comprising, respectively, the LargeCap Growth, Small Capitalization, Balanced, MidCap Growth, Capital Appreciation, and Money Market Portfolios) as of October 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

       We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Alger Fund as of October 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                     ARTHUR ANDERSEN LLP


New York, New York
November 30, 2001



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

THE ALGER FUND


30 Montgomery Street
Jersey City, NJ 07302
(800) 992-3863
www.algerfund.com


BOARD OF TRUSTEES                                                 THE ALGER FUND

Fred M. Alger, Chairman
James P. Connelly, Jr., Vice Chairman
Charles F. Baird, Jr.
Roger P. Cheever
Lester L. Colbert, Jr.
Stephen E. O'Neil
Nathan E. Saint-Amand
B. Joseph White


INVESTMENT MANAGER

Fred Alger Management, Inc.
30 Montgomery Street
Jersey City, NJ 07302
                                                ALGER LARGECAP GROWTH PORTFOLIO
                                           ALGER SMALL CAPITALIZATION PORTFOLIO
DISTRIBUTOR                                            ALGER BALANCED PORTFOLIO
                                                  ALGER MIDCAP GROWTH PORTFOLIO
Fred Alger & Company, Incorporated         ALGER CAPITAL APPRECIATION PORTFOLIO
30 Montgomery Street                               ALGER MONEY MARKET PORTFOLIO
Jersey City, N.J. 07302


TRANSFER AGENT

Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, N.J. 07302

This report is submitted  for the
general    information   of   the                                  ANNUAL REPORT
shareholders  of The Alger  Fund.                               OCTOBER 31, 2001
It   is   not    authorized   for
distribution    to    prospective
investors  unless  accompanied by
an effective  Prospectus  for the
Fund, which contains  information
concerning the Fund's  investment
policies,  fees and  expenses  as
well    as    other     pertinent
information.

REP101



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